UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Portfolio

Dreyfus Investment Portfolios,
Core Value Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2008, through June 30, 2008.

The U.S.equity markets remained turbulent over the first half of 2008 and ended with June posting one of the worst monthly performance slumps on record. A continuously weakening U.S. housing market, surging inflation, devaluation of the U.S. dollar and lingering credit concerns continued to dampen investor sentiment. Of the ten economic sectors represented by the S&P 500® Composite Stock Index, only two —energy and materials — posted positive absolute returns for the reporting period.The financials sector was the hardest-hit industry group, primarily due to massive sub-prime related losses among global financial institutions.

While the U.S and global economy clearly has slowed, the news is not all bad.We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been exposed and, to an extent, ameliorated. Moreover, the global upsurge in inflation should persist longer in fast-growing emerging markets than in more developed countries. These factors support our view that many areas of the stock market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors. As always, your financial advisor can help you identify suitable investments that may be right for you and your long-term investment goals.

For information about how the portfolio performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by Brian Ferguson, Portfolio Manager

Portfolio and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of –11.31%, and its Service shares produced a total return of –11.35% ..1 In comparison, the portfolio’s benchmark, the Russell 1000 Value Index (the “Index”), produced a total return of –13.57% for the same period.2

During the reporting period, value-oriented stocks generally declined more than the broader stock market as investors reacted negatively to deteriorating economic conditions, including plummeting housing prices, mounting job losses and soaring food and energy prices. The portfolio produced higher returns than its benchmark, due mainly to the success of our security selection process, which sheltered it from the brunt of pronounced weakness in the financials sector while participating fully in the energy sector’s gains.

The Portfolio’s Investment Approach

The portfolio invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends.We also focus on a company’s relative value, financial strength, business momentum and likely catalysts that could ignite the stock price.

Value Stocks Struggled in a Weaker Economy

U.S. stocks generally produced disappointing results over the first half of 2008 amid an onslaught of negative economic news. As housing values continued to plummet, mortgage defaults, delinquencies and foreclosures rose sharply, fueling ongoing turmoil in the mortgage market. At the same time, escalating commodity prices have burdened consumers with soaring gasoline and home heating expenditures and rising food costs. These factors caused consumers to cut back on spending in other, more discretionary areas. In turn, many businesses reduced capital spending in anticipation of a more difficult business environment.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

Meanwhile, a credit crisis that began in 2007 in the sub-prime mortgage market continued to batter commercial banks,investment banks and bond insurers.A number of the world’s major financial institutions announced new write-downs and write-offs during the reporting period, sparking steep declines in their stock prices. Most other market sectors also posted losses, but to a smaller degree, in this challenging environment. In fact, only the energy sector produced a positive absolute return for the Russell 1000 Value Index over the first six months of the year.

A Conservative Approach Helped Cushion Losses

We maintained a relatively conservative investment posture in an uncertain and volatile marketplace over the first half of 2008, attempting to avoid companies that we regarded as most vulnerable to the downturn.This approach led us to maintain an underweighted position in the financials sector overall, especially among banks with significant balance-sheet risk. Instead, we focused on financial companies with stronger balance sheets, such as Northern Trust, Aon Corporation and Goldman Sachs Group, and those with diversified operations, including PNC Financial Services Group. As a result, the portfolio’s financial stocks fared better than the Index’s financials component.

The portfolio also participated fully in some of the benchmark’s better-performing areas. In the energy sector, we maintained a roughly equal weight but focused primarily on efficient producers of natural gas — such as Devon Energy, XTO Energy and Chesapeake Energy — that have benefited from the positive effects on gas prices of tight supplies and robust demand. The portfolio also benefited from our stock selection strategy in the utilities sector, where we emphasized unregulated power producers with pricing power, such as Exelon and Entergy, as well as natural gas distributor Questar.

Finally, the portfolio’s consumer staples holdings fared relatively well as retail giant Wal-Mart Stores gained value when its stock bounced back from weakness in 2007 and cash-strapped consumers increasingly sought inexpensive goods in the faltering economy. In addition, beer maker MillerCoors benefited from expanded profit margins in the wake of the merger of SABMiller and Molson Coors.

On the other hand, the portfolio did not participate fully in the relative strength of steel producers in the materials sector, which benefited

4

from rising commodity prices amid robust demand for construction materials in China, India and other emerging markets. In the consumer discretionary sector, media conglomerate News Corp. suffered due to slower advertising spending and investors’ concerns that the company might make another costly acquisition. Leisure provider Royal Caribbean Cruises’ stock price was hurt by higher fuel prices and concerns regarding consumer spending.

Finding Opportunities in a Distressed Market

As of mid-year, the U.S. economy has remained weak, and market volatility has persisted. Consequently, we intend to maintain a relatively cautious investment posture, focusing on economic sectors and companies in which we have a high degree of conviction as to their prospects. We also have found opportunities among individual companies that we believe currently enjoy catalysts for higher valuations, such as new products or management changes. In the meantime, however, we intend to remain patient, disciplined and focused on value-oriented opportunities for long-term growth.

July 15, 2008

The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio
made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the portfolio’s returns would have been lower.
Part of the portfolio’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on portfolio performance. Currently, the portfolio is relatively small in asset size. IPOs tend to have a reduced effect on performance as a portfolio’s asset base grows.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Portfolio 5

STATEMENT OF INVESTMENTSUNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Core Value Portfolio from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.03	$ 4.69
Ending value (after expenses)	$886.90	$886.50

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008

	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.32	$ 5.02
Ending value (after expenses)	$1,020.59	$1,019.89

† Expenses are equal to the portfolio’s annualized expense ratio of .86% for Initial shares and 1.00% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

Common Stocks—98.3%	Shares	Value ($)

Consumer Discretionary—7.2%
Gap	17,570	292,892
Johnson Controls	8,650	248,082
Lowe’s Cos.	12,490	259,168
McDonald’s	5,250	295,155
News, Cl. A	46,220	695,149
Omnicom Group	15,030	674,546
Royal Caribbean Cruises	9,140[a]	205,375
Time Warner	26,810	396,788
TJX Cos	13,850	435,860
Toll Brothers	8,340[b]	156,208
Viacom, Cl. B	11,510[b]	351,515
		4,010,738
Consumer Staples—11.2%
Cadbury, ADR	8,704	437,985
Coca-Cola	5,280	274,454
CVS Caremark	15,880	628,372
Dr. Pepper Snapple Group	11,858[b]	248,781
Estee Lauder, Cl. A	6,880	319,576
Kraft Foods, Cl. A	28,435	808,976
Molson Coors Brewing, Cl. B	7,650	415,625
Philip Morris International	23,810	1,175,976
Procter & Gamble	17,080	1,038,635
Wal-Mart Stores	10,060	565,372
Walgreen	8,050	261,706
		6,175,458
Energy—18.4%
Anadarko Petroleum	3,780	282,895
Chesapeake Energy	14,510	957,080
Chevron	22,090	2,189,782
Devon Energy	11,410	1,371,026
EOG Resources	2,190	287,328
Exxon Mobil	23,074	2,033,512
Hess	2,370	299,070

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Marathon Oil	10,900	565,383
Occidental Petroleum	6,560	589,482
Schlumberger	5,140	552,190
XTO Energy	15,215	1,042,380
		10,170,128
Exchange Traded Funds—1.0%
iShares Russell 1000 Value Index Fund	7,860	542,733
Financial—22.2%
American International Group	15,756	416,903
Ameriprise Financial	5,660	230,192
AON	6,520	299,529
Bank of America	20,500	489,335
Capital One Financial	3,410	129,614
Chubb	10,020	491,080
Citigroup	47,370	793,921
Federal National Mortgage Association	21,470	418,880
Franklin Resources	2,530	231,875
Freddie Mac	7,580	124,312
Genworth Financial, Cl. A	11,740	209,089
Goldman Sachs Group	5,630	984,687
Invesco	21,140	506,937
JPMorgan Chase & Co.	50,130	1,719,960
Lincoln National	8,920	404,254
MetLife	11,720	618,464
Moody’s	7,680 [a]	264,499
Morgan Stanley	8,440	304,431
Northern Trust	5,980	410,049
PNC Financial Services Group	10,140	578,994
Principal Financial Group	6,630	278,261
Prudential Financial	4,790	286,155
State Street	3,550	227,165
T. Rowe Price Group	6,100	344,467

8

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
U.S. Bancorp	19,360	539,950
Wachovia	17,650	274,105
Wells Fargo & Co.	30,770	730,788
		12,307,896
Health Care—8.5%
Abbott Laboratories	18,530	981,534
Amgen	8,770[b]	413,593
Baxter International	4,780	305,633
Covidien	7,517	359,989
Laboratory Corp. of America Holdings	3,760[b]	261,809
Merck & Co.	13,030	491,101
Schering-Plough	14,690	289,246
Thermo Fisher Scientific	6,360[b]	354,443
Wyeth	26,570	1,274,297
		4,731,645
Industrial—9.7%
Dover	6,180	298,927
Eaton	6,820	579,495
General Electric	82,580	2,204,060
Honeywell International	6,460	324,809
Lockheed Martin	5,500	542,630
Raytheon	6,050	340,494
Tyco International	4,617	184,864
Union Pacific	6,110	461,305
Waste Management	12,260	462,325
		5,398,909
Information Technology—4.6%
Accenture, Cl. A	10,710	436,111
Automatic Data Processing	6,810	285,339
Hewlett-Packard	6,640	293,554
Intel	20,750	445,710
International Business Machines	2,450	290,399

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Microsoft	9,990	274,825
NCR	7,830 [b]	197,316
Tyco Electronics	9,357	335,167
		2,558,421
Materials—2.7%
Air Products & Chemicals	3,280	324,260
Celanese, Ser. A	7,210	329,209
Dow Chemical	7,830	273,345
Freeport-McMoRan Copper & Gold	4,910	575,403
		1,502,217
Telecommunications—4.4%
AT & T	48,100	1,620,489
Sprint Nextel	28,100	266,950
Verizon Communications	15,750	557,550
		2,444,989
Utilities—8.4%
Constellation Energy Group	6,400	525,440
Entergy	7,930	955,406
Exelon	10,830	974,267
FPL Group	4,390	287,896
NRG Energy	7,150 [a,b]	306,735
Questar	15,060	1,069,862
Southern	15,940	556,625
		4,676,231
Total Common Stocks
(cost $50,755,950)		54,519,365

Other Investment—2.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,535,000)	1,535,000 [c]	1,535,000

10

Investment of Cash Collateral
for Securities Loaned—1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $656,730)	656,730 [c]	656,730

Total Investments (cost $52,947,680)	102.3%	56,711,095
Liabilities, Less Cash and Receivables	(2.3%)	(1,288,897)
Net Assets	100.0%	55,422,198

ADR-American Depository Receipts
[a] All or a portion of these securities are on loan. At June 30, 2008, the total market value of the portfolio’s securities on loan is $665,026 and the total market value of the collateral held by the portfolio is $685,247, consisting of cash collateral of $656,730 and U.S. Government and Agency securities valued at $28,517.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	22.2	Information Technology	4.6
Energy	18.4	Telecommunications	4.4
Consumer Staples	11.2	Money Market Investments	4.0
Industrial	9.7	Materials	2.7
Health Care	8.5	Exchange Traded Funds	1.0
Utilities	8.4
Consumer Discretionary	7.2		102.3

† Based on net assets.
See notes to financial statements.

The Portfolio 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $665,026)—Note 1(b):
Unaffiliated issuers	50,755,950	54,519,365
Affiliated issuers	2,191,730	2,191,730
Cash		6,504
Receivable for investment securities sold		441,391
Dividends and interest receivable		94,751
Receivable for shares of Beneficial Interest subscribed		1,018
Prepaid expenses		644
		57,255,403

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		46,977
Payable for investment securities purchased		1,075,394
Liability for securities on loan—Note 1(b)		656,730
Payable for shares of Beneficial Interest redeemed		10,412
Interest payable—Note 2		123
Accrued expenses		43,569
		1,833,205

Net Assets ($)		55,422,198

Composition of Net Assets ($):
Paid-in capital		50,921,849
Accumulated undistributed investment income—net		454,166
Accumulated net realized gain (loss) on investments		282,768
Accumulated net unrealized appreciation
(depreciation) on investments		3,763,415

Net Assets ($)		55,422,198

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	25,282,434	30,139,764
Shares Outstanding	1,783,832	2,120,435

Net Asset Value Per Share ($)	14.17	14.21

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	733,870
Affiliated issuers	5,873
Income from securities lending	2,876
Total Income	742,619
Expenses:
Investment advisory fee—Note 3(a)	230,410
Distribution fees—Note 3(b)	41,702
Auditing fees	15,373
Custodian fees—Note 3(b)	6,679
Prospectus and shareholders’ reports	2,158
Interest expense—Note 2	948
Shareholder servicing costs—Note 3(b)	903
Trustees’ fees and expenses—Note 3(c)	813
Legal fees	66
Miscellaneous	5,987
Total Expenses	305,039
Less—waiver of fees due to undertaking—Note 3(a)	(17,338)
Less—reduction in fees due to earnings credits—Note 1(b)	(6)
Net Expenses	287,695
Investment Income—Net	454,924

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	452,715
Net unrealized appreciation (depreciation) on investments	(8,531,155)
Net Realized and Unrealized Gain (Loss) on Investments	(8,078,440)
Net (Decrease) in Net Assets Resulting from Operations	(7,623,516)

See notes to financial statements.

The Portfolio 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	454,924	1,191,032
Net realized gain (loss) on investments	452,715	6,695,444
Net unrealized appreciation
(depreciation) on investments	(8,531,155)	(5,825,747)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,623,516)	2,060,729

Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(567,577)	(461,484)
Service Shares	(620,323)	(526,257)
Net realized gain on investments:
Initial Shares	(3,076,008)	(2,297,636)
Service Shares	(3,679,023)	(2,896,470)
Total Dividends	(7,942,931)	(6,181,847)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	922,919	8,316,072
Service Shares	465,919	3,452,551
Dividends reinvested:
Initial Shares	3,643,585	2,759,120
Service Shares	4,299,346	3,422,727
Cost of shares redeemed:
Initial Shares	(4,670,780)	(9,164,400)
Service Shares	(4,070,646)	(8,179,222)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	590,343	606,848
Total Increase (Decrease) in Net Assets	(14,976,104)	(3,514,270)

Net Assets ($):
Beginning of Period	70,398,302	73,912,572
End of Period	55,422,198	70,398,302
Undistributed investment income—net	454,166	1,187,142

14

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Capital Share Transactions:
Initial Shares
Shares sold	58,721	436,432
Shares issued for dividends reinvested	244,208	152,185
Shares redeemed	(291,271)	(484,222)
Net Increase (Decrease) in Shares Outstanding	11,658	104,395

Service Shares
Shares sold	29,224	181,414
Shares issued for dividends reinvested	287,198	188,269
Shares redeemed	(253,995)	(431,875)
Net Increase (Decrease) in Shares Outstanding	62,427	(62,192)

See notes to financial statements.

The Portfolio 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

Initial Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	18.37	19.50	16.29	15.52	14.08	11.06
Investment Operations:
Investment income—net [a]	.12	.31	.26	.20	.17	.12
Net realized and unrealized
gain (loss) on investments	(2.08)	.25	3.18	.64	1.46	3.01
Total from Investment Operations	(1.96)	.56	3.44	.84	1.63	3.13
Distributions:
Dividends from investment
income—net	(.35)	(.28)	(.23)	(.07)	(.19)	(.11)
Dividends from net realized
gain on investments	(1.89)	(1.41)	—	—	—	—
Total Distributions	(2.24)	(1.69)	(.23)	(.07)	(.19)	(.11)
Net asset value, end of period	14.17	18.37	19.50	16.29	15.52	14.08

Total Return (%)	(11.31)[b]	3.00	21.31	5.42	11.60	28.42

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86[c]	.87	.86	.86	.85	.85
Ratio of net expenses
to average net assets	.86[c,d]	.86	.85	.86[d]	.85[d]	.85[d]
Ratio of net investment income
to average net assets	1.56[c]	1.63	1.47	1.28	1.16	.99
Portfolio Turnover Rate	22.69[b]	69.92	44.76	55.38	76.19	55.90

Net Assets, end of period
($ x 1,000)	25,282	32,547	32,517	32,189	35,847	31,812

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
[d]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

Service Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	18.39	19.52	16.31	15.54	14.08	11.07
Investment Operations:
Investment income—net [a]	.11	.28	.23	.18	.14	.10
Net realized and unrealized
gain (loss) on investments	(2.08)	.26	3.18	.63	1.47	3.00
Total from Investment Operations	(1.97)	.54	3.41	.81	1.61	3.10
Distributions:
Dividends from investment
income—net	(.32)	(.26)	(.20)	(.04)	(.15)	(.09)
Dividends from net realized
gain on investments	(1.89)	(1.41)	—	—	—	—
Total Distributions	(2.21)	(1.67)	(.20)	(.04)	(.15)	(.09)
Net asset value, end of period	14.21	18.39	19.52	16.31	15.54	14.08

Total Return (%)	(11.35)[b]	2.79	21.16	5.25	11.44	28.14

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[c]	1.12	1.11	1.11	1.10	1.10
Ratio of net expenses
to average net assets	1.00[c]	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	1.41[c]	1.50	1.32	1.14	.99	.84
Portfolio Turnover Rate	22.69[b]	69.92	44.76	55.38	76.19	55.90

Net Assets, end of period
($ x 1,000)	30,140	37,851	41,395	39,646	43,059	43,478

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

The Portfolio 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company operating as a series company currently offering four series, including the Core Value Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to provide long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager served as the distributor of the portfolio’s shares, which are sold without a sales charge. The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

18

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the portfolio’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	56,711,095	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	56,711,095	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

20

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has arrangements with the custodian and cash management banks whereby the portfolio may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2008, Mellon Bank earned $1,233 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the portfolio adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the portfolio for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the portfolio did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was as follows: ordinary income $2,336,955 and long term gains $3,844,892.The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Line of Credit:

Effective May 1, 2008, the portfolio participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Prior to May 1, 2008, the fund participated with other Dreyfus-managed portfolios in a $100 million unsecured line of credit.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2008, was approximately $53,000, with a related weighted average annualized interest rate of 3.60% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed, from January 1, 2008 to May 1, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the average daily net assets of their class. During the period ended June 30, 2008, the Manager waived receipt of fees of $17,338, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2008, Service shares were charged $41,702 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2008, the portfolio was charged $47 pursuant to the transfer agency agreement.

The portfolio compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended June 30, 2008, the portfolio was charged $6 pursuant to the cash management agreement.

The portfolio compensates Mellon Bank under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2008, the portfolio was charged $6,679 pursuant to the custody agreement.

During the period ended June 30, 2008, the portfolio was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $35,712, Rule 12b-1 distribution plan fees $6,474, custodian fees $4,604, chief compliance officer fees $2,820 and transfer agency per account fees $20, which are offset against an expense reimbursement currently in effect in the amount of $2,653.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2008, amounted to $14,010,553 and $21,560,713, respectively.

At June 30, 2008, accumulated net unrealized appreciation on investments was $3,763,415, consisting of $8,972,433 gross unrealized appreciation and $5,209,018 gross unrealized depreciation.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the portfolio by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Portfolio 25

Telephone 1-800-554-4611 or 516-338-3300

Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies relating to portfolio securities, and information regarding how the portfolio voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Portfolio

Dreyfus Investment Portfolios,
MidCap Stock Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2008, through June 30, 2008.

The U.S. equity markets remained turbulent over the first half of 2008 and ended with June posting one of the worst monthly performance slumps on record. A continuously weakening U.S. housing market, surging inflation, devaluation of the U.S. dollar and lingering credit concerns continued to dampen investor sentiment. Of the ten economic sectors represented by the S&P 500® Composite Stock Index, only two — energy and materials — posted positive absolute returns for the reporting period.The financials sector was the hardest-hit industry group, primarily due to massive sub-prime related losses among global financial institutions.

While the U.S and global economy clearly has slowed, the news is not all bad.We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been exposed and, to an extent, ameliorated. Moreover, the global upsurge in inflation should persist longer in fast-growing emerging markets than in more developed countries. These factors support our view that many areas of the stock market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors. As always, your financial advisor can help you identify suitable investments that may be right for you and your long-term investment goals.

For information about how the portfolio performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by the Franklin Portfolio Associates Midcap Team, Portfolio Managers

Portfolio and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of –4.59%, and its Service shares produced a total return of –4.65% ..1 In comparison, the portfolio’s benchmark, the Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), produced a total return of –3.90% for the same period.2 Stocks were driven lower during the reporting period by slowing U.S. economic growth and the continuing impact of a credit crisis in fixed-income markets. While these factors affected stocks in all market capitalization ranges, midcap stocks generally experienced milder declines than their large- and small-cap counterparts. The portfolio’s returns lagged its benchmark, primarily due to a handful of disappointing individual security selections.

The Portfolio’s Investment Approach

The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the S&P 400 Index.To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of midsize companies.The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 Index is a primary goal of the investment process.

Value Factors Undermined Second Quarter Performance

U.S. stocks generally produced disappointing results over the first half of 2008 amid an onslaught of negative economic news. As housing values continued to plummet, mortgage defaults, delinquencies and foreclosures rose sharply. At the same time, escalating commodity prices burdened consumers with soaring gasoline and home heating expenditures and rising food costs. Meanwhile, a credit crisis that began in 2007 continued to batter commercial banks, investment banks and bond insurers.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

Equity markets performed erratically in this challenging environment. The S&P 400 Index declined from January through March 2008, and then rose into positive territory in April and May before declining again in June.The impact of momentum and value factors on stock performance varied as well, with value factors significantly underperforming during the second quarter of 2008. Because the portfolio generally produces its strongest performance at times when its proprietary value and momentum factors both play a significant role in a stock’s market behavior, the market’s reluctance to reward value factors late in the reporting period detracted from returns.

Soaring commodity prices and a variety of company-specific problems undermined earnings and revenues for several holdings, further contributing to the portfolio’s relative underperformance. For example, managed health care services provider Humana fell sharply after cutting earnings forecasts in the face of rising costs. Humana was sold during the reporting period. Higher costs also hurt greeting card maker American Greetings and oil refiner Sunoco, which was sold during the reporting period. Heavy equipment manufacturer Oshkosh lost ground when the company’s earlier profit forecasts proved too optimistic in light of widespread reductions in capital spending. Electronic game retailer GameStop slipped despite posting strong earnings and revenues due to concerns regarding the company’s future growth.

Stock Selections Limited Losses

Several of the portfolio’s holdings benefited from the same rising commodity prices responsible for some of the declines mentioned above. For example,independent oil and gas exploration and production companies, such as Cimarex Energy and Noble Energy, were bolstered by rising energy prices and increased production levels. Strong global energy demand also fueled profits for oil tanker owner and operator Frontline. Engineering company Fluor raised earnings forecasts on the basis of its involvement in several energy-related international construction projects. AK Steel Holding advanced due to robust orders for steel products from international customers. Agricultural chemical maker Mosaic profited from high fertilizer prices driven by rising global food and alternative energy production.The portfolio also benefited from mildly overweighted exposure to oil and natural gas services providers, such as National Oilwell Varco and Cameron International.

4

A few other holdings rose in response to positive company-specific developments. Edwards Lifesciences reported strong first quarter earnings and raised guidance on future earnings prospects due to strong European demand for the company’s cardiovascular products. Industrial machinery maker Gardner Denver also issued better-than-expected first quarter earnings and raised its forecasts. Finally, discount retailer Big Lots bounced back from weak returns in 2007 as consumers grew increasingly price conscious.

Remaining Focused on Individual Stocks

Consistent with our emphasis on individual stock selection as the basis for enhancing performance, we have reduced the total number of portfolio holdings from 205 on January 1, 2008, to 142 as of the end of the reporting period.We are pleased to note that the market in 2008 so far appears to be rewarding a relatively balanced mix of growth and momentum factors. A balance of these factors has historically characterized strong-performing stocks,which is why such a balance forms the basis for the disciplined stock selection strategy to which we remain committed.

July 15, 2008

The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock
Portfolio made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the portfolio’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize-company segment of the U.S. market.
Franklin Portfolio Associates is an independently managed, wholly owned subsidiary of The Bank of New York Mellon Corporation. Franklin Portfolio Associates has no affiliation to the Franklin
Templeton Group of Funds or Franklin Resources, Inc.The portfolio managers are dual employees of Franklin Portfolio Associates and Dreyfus.

The Portfolio 5

STATEMENT OF INVESTMENTSUNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 3.89	$ 4.37
Ending value (after expenses)	$954.10	$953.50

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008

	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 4.02	$ 4.52
Ending value (after expenses)	$1,020.89	$1,020.39

† Expenses are equal to the portfolio’s annualized expense ratio of .80% for Initial shares and .90% for Service shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)

Consumer Discretionary—12.7%
Aeropostale	82,375 [a,b]	2,580,809
American Greetings, Cl. A	194,200	2,396,428
Blyth	55,700 [a]	670,071
Brinker International	108,850 [a]	2,057,265
Callaway Golf	109,000 [a]	1,289,470
DeVry	34,200	1,833,804
Dollar Tree	91,400 [b]	2,987,866
Expedia	35,250 [a,b]	647,895
Family Dollar Stores	79,150	1,578,251
GameStop, Cl. A	59,300 [a,b]	2,395,720
Gentex	84,550 [a]	1,220,902
Hanesbrands	25,450 [a,b]	690,713
Hasbro	32,650	1,166,258
ITT Educational Services	20,400 [a,b]	1,685,652
Priceline.com	4,400 [a,b]	508,024
Scholastic	16,200 [a,b]	464,292
Service Corporation International	94,200 [a]	928,812
Tiffany & Co.	26,900 [a]	1,096,175
Urban Outfitters	136,900 [b]	4,269,911
Warnaco Group	58,850 [a,b]	2,593,520
		33,061,838
Consumer Staples—3.3%
BJ’s Wholesale Club	21,000 [a,b]	812,700
Church & Dwight	54,900	3,093,615
Hormel Foods	41,150 [a]	1,424,202
J.M. Smucker	14,000	568,960
PepsiAmericas	41,100	812,958
Universal	42,500 [a]	1,921,850
		8,634,285
Energy—13.4%
Cameron International	36,400 [a,b]	2,014,740
Cimarex Energy	78,350 [a]	5,458,644
Denbury Resources	158,800 [b]	5,796,200
FMC Technologies	53,900 [b]	4,146,527
Frontline	45,900 [a]	3,202,902

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Holly	22,650 [a]	836,238
National Oilwell Varco	36,800 [b]	3,264,896
Noble Energy	43,600	4,384,416
Patterson-UTI Energy	22,800	821,712
Pride International	17,650 [b]	834,668
Southwestern Energy	66,300 [b]	3,156,543
Superior Energy Services	18,350 [b]	1,011,819
		34,929,305
Financial—14.0%
AMB Property	34,150	1,720,477
American Financial Group	99,175	2,652,931
Cincinnati Financial	45,100	1,145,540
FirstMerit	82,100 [a]	1,339,051
HCC Insurance Holdings	134,550	2,844,387
Hospitality Properties Trust	134,400 [a]	3,287,424
Host Hotels & Resorts	65,000 [a]	887,250
Janus Capital Group	42,300 [a]	1,119,681
Jones Lang LaSalle	42,900 [a]	2,582,151
Nasdaq OMX Group	43,500 [a,b]	1,154,925
Philadelphia Consolidated Holding	45,600 [b]	1,549,032
Potlatch	18,800 [a]	848,256
ProLogis	45,950	2,497,382
Raymond James Financial	81,000 [a]	2,137,590
Reinsurance Group of America	14,100 [a]	613,632
StanCorp Financial Group	49,900	2,343,304
SVB Financial Group	47,600 [a,b]	2,290,036
Synovus Financial	93,400 [a]	815,382
TCF Financial	187,600 [a]	2,256,828
Transatlantic Holdings	8,300	468,701
W.R. Berkley	36,100	872,176
Weingarten Realty Investors	39,500 [a]	1,197,640
		36,623,776

8

Common Stocks (continued)	Shares	Value ($)

Health Care—10.2%
Apria Healthcare Group	81,700 [b]	1,584,163
Dentsply International	90,600	3,334,080
Edwards Lifesciences	23,300 [a,b]	1,445,532
Endo Pharmaceuticals Holdings	24,200 [b]	585,398
Express Scripts	17,100 [b]	1,072,512
Henry Schein	15,500 [a,b]	799,335
Intuitive Surgical	12,100 [b]	3,259,740
Invitrogen	116,500 [b]	4,573,790
Kinetic Concepts	37,300 [a,b]	1,488,643
Lincare Holdings	76,600 [a,b]	2,175,440
Medicis Pharmaceutical, Cl. A	42,750 [a]	888,345
Par Pharmaceutical Cos.	52,300 [a,b]	848,829
Patterson Cos.	30,700 [a,b]	902,273
STERIS	39,600	1,138,896
Techne	14,300 [b]	1,106,677
Warner Chilcott, Cl. A	80,600 [b]	1,366,170
		26,569,823
Industrial—16.0%
AGCO	42,250 [a,b]	2,214,322
Allied Waste Industries	237,850 [b]	3,001,667
Dun & Bradstreet	36,800	3,225,152
Dycom Industries	65,400 [a,b]	949,608
Fluor	13,000	2,419,040
Gardner Denver	55,700 [b]	3,163,760
GATX	37,300 [a]	1,653,509
Harsco	10,550	574,025
Herman Miller	19,250 [a]	479,133
HNI	24,400 [a]	430,904
Hubbell, Cl. B	57,250	2,282,557
Jacobs Engineering Group	33,100 [b]	2,671,170
KBR	69,800	2,436,718
Kennametal	22,500	732,375

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
L-3 Communications Holdings	16,200	1,472,094
Manitowoc	54,400 [a]	1,769,632
Manpower	34,200	1,991,808
MPS Group	85,900 [b]	913,117
Oshkosh	55,500 [a]	1,148,295
Rockwell Automation	16,300	712,799
SPX	34,050	4,485,407
Steelcase, Cl. A	56,600 [a]	567,698
Toro	26,200 [a]	871,674
URS	7,800 [b]	327,366
Zebra Technologies, Cl. A	39,700 [b]	1,295,808
		41,789,638
Information Technology—11.4%
Activision	61,400 [b]	2,091,898
ADC Telecommunications	60,100 [a,b]	887,677
Avnet	41,000 [b]	1,118,480
CommScope	46,700 [a,b]	2,464,359
Computer Sciences	45,900 [b]	2,149,956
Harris	41,000	2,070,090
Ingram Micro, Cl. A	36,700 [b]	651,425
Intersil, Cl. A	93,300 [a]	2,269,056
Jabil Circuit	48,200	790,962
MasterCard, Cl. A	4,600 [a]	1,221,392
Mettler-Toledo International	13,500 [b]	1,280,610
NCR	22,100 [b]	556,920
Parametric Technology	52,200 [b]	870,174
Semtech	144,100 [a,b]	2,027,487
Sybase	63,800 [b]	1,876,996
Synopsys	38,100 [b]	910,971
Tech Data	62,200 [b]	2,107,958
Western Digital	105,550 [a,b]	3,644,642
Xerox	47,350	642,066
		29,633,119

10

Common Stocks (continued)	Shares	Value ($)

Materials—10.5%
AK Steel Holding	61,000	4,209,000
Carpenter Technology	39,400	1,719,810
CF Industries Holdings	13,100	2,001,680
Crown Holdings	73,800 [b]	1,918,062
Lubrizol	20,000	926,600
Minerals Technologies	66,300 [a]	4,216,017
Mosaic	11,400 [b]	1,649,580
Olin	41,800	1,094,324
Owens-Illinois	53,300 [b]	2,222,077
Reliance Steel & Aluminum	16,900	1,302,821
Terra Industries	80,800 [a,b]	3,987,480
Worthington Industries	108,600 [a]	2,226,300
		27,473,751
Telecommunication Services—1.2%
Telephone & Data Systems	49,300	2,330,411
Windstream	56,600 [a]	698,444
		3,028,855
Utilities—6.8%
Alliant Energy	59,650	2,043,609
CenterPoint Energy	191,700	3,076,785
Pepco Holdings	64,650	1,658,273
Sierra Pacific Resources	374,000	4,753,540
Southern Union	102,200 [a]	2,761,444
UGI	32,700	938,817
WGL Holdings	70,000 [a]	2,431,800
		17,664,268
Total Common Stocks
(cost $258,302,949)		259,408,658

Other Investment—.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,693,000)	1,693,000 [c]	1,693,000

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—30.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $78,265,853)	78,265,853 [c]	78,265,853

Total Investments (cost $338,261,802)	130.2%	339,367,511
Liabilities, Less Cash and Receivables	(30.2%)	(78,695,605)
Net Assets	100.0%	260,671,906

[a] All or a portion of these securities are on loan. At June 30, 2008, the total market value of the portfolio’s securities on loan is $75,331,959 and the total market value of the collateral held by the portfolio is $79,087,281, consisting of cash collateral of $78,265,853 and U.S. Government and agency securities valued at $821,428.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investments	30.7	Materials	10.5
Industrial	16.0	Health Care	10.2
Financial	14.0	Utilities	6.8
Energy	13.4	Consumer Staples	3.3
Consumer Discretionary	12.7	Telecommunication Services	1.2
Information Technology	11.4		130.2

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $75,331,959)—Note 1(b):
Unaffiliated issuers	258,302,949	259,408,658
Affiliated issuers	79,958,853	79,958,853
Cash		32,455
Dividends and interest receivable		219,296
Receivable for shares of Beneficial Interest subscribed		9,863
Prepaid expenses		6,669
		339,635,794

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		183,495
Liability for securities on loan—Note 1(b)		78,265,853
Payable for shares of Beneficial Interest redeemed		458,856
Accrued expenses		55,684
		78,963,888

Net Assets ($)		260,671,906

Composition of Net Assets ($):
Paid-in capital		273,781,538
Accumulated undistributed investment income—net		1,182,525
Accumulated net realized gain (loss) on investments		(15,397,866)
Accumulated net unrealized appreciation
(depreciation) on investments		1,105,709

Net Assets ($)		260,671,906

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	235,938,070	24,733,836
Shares Outstanding	18,772,062	1,975,699

Net Asset Value Per Share ($)	12.57	12.52

See notes to financial statements.

The Portfolio 13

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $215 foreign taxes withheld at source):
Unaffiliated issuers	1,956,455
Affiliated issuers	24,686
Income from securities lending	183,821
Total Income	2,164,962
Expenses:
Investment advisory fee—Note 3(a)	1,048,122
Distribution fees—Note 3(b)	39,835
Professional fees	28,048
Prospectus and shareholders’ reports	15,964
Custodian fees—Note 3(b)	14,410
Shareholder servicing costs—Note 3(b)	3,170
Trustees’ fees and expenses—Note 3(c)	1,981
Interest expense—Note 2	629
Miscellaneous	7,876
Total Expenses	1,160,035
Less—waiver of fees due to
undertaking—Note 3(a)	(23,802)
Less—reduction in fees due to
earnings credits—Note 1(b)	(44)
Net Expenses	1,136,189
Investment Income—Net	1,028,773

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(14,707,043)
Net unrealized appreciation (depreciation) on investments	(756,110)
Net Realized and Unrealized Gain (Loss) on Investments	(15,463,153)
Net (Decrease) in Net Assets Resulting from Operations	(14,434,380)

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	1,028,773	2,678,677
Net realized gain (loss) on investments	(14,707,043)	37,593,511
Net unrealized appreciation
(depreciation) on investments	(756,110)	(28,154,438)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(14,434,380)	12,117,750

Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(2,075,789)	(1,378,271)
Service Shares	(242,422)	(251,422)
Net realized gain on investments:
Initial Shares	(33,614,382)	(39,159,213)
Service Shares	(4,819,634)	(9,828,752)
Total Dividends	(40,752,227)	(50,617,658)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	6,723,723	18,299,663
Service Shares	1,043,062	4,556,463
Dividends reinvested:
Initial Shares	35,690,171	40,537,484
Service Shares	5,062,056	10,080,174
Cost of shares redeemed:
Initial Shares	(35,459,685)	(86,321,689)
Service Shares	(13,812,321)	(55,399,353)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(752,994)	(68,247,258)
Total Increase (Decrease) in Net Assets	(55,939,601)	(106,747,166)

Net Assets ($):
Beginning of Period	316,611,507	423,358,673
End of Period	260,671,906	316,611,507
Undistributed investment income—net	1,182,525	2,471,963

The Portfolio 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Capital Share Transactions:
Initial Shares
Shares sold	489,850	1,093,663
Shares issued for dividends reinvested	2,979,146	2,546,324
Shares redeemed	(2,579,980)	(5,194,938)
Net Increase (Decrease) in Shares Outstanding	889,016	(1,554,951)

Service Shares
Shares sold	74,962	272,164
Shares issued for dividends reinvested	423,958	635,973
Shares redeemed	(1,048,017)	(3,308,648)
Net Increase (Decrease) in Shares Outstanding	(549,097)	(2,400,511)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

Initial Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.52	17.39	19.15	17.62	15.82	12.04
Investment Operations:
Investment income—net [a]	.05	.12	.08	.08	.07	.04
Net realized and unrealized
gain (loss) on investments	(.87)	.19	1.39	1.53	2.22	3.78
Total from Investment Operations	(.82)	.31	1.47	1.61	2.29	3.82
Distributions:
Dividends from
investment income—net	(.12)	(.07)	(.07)	(.01)	(.07)	(.04)
Dividends from net realized
gain on investments	(2.01)	(2.11)	(3.16)	(.07)	(.42)	—
Total Distributions	(2.13)	(2.18)	(3.23)	(.08)	(.49)	(.04)
Net asset value, end of period	12.57	15.52	17.39	19.15	17.62	15.82

Total Return (%)	(4.59)[b]	1.50	7.75	9.17	14.48	31.72

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80[c]	.80	.80	.79	.78	.82
Ratio of net expenses
to average net assets [d]	.80[c]	.80	.80	.79	.78	.82
Ratio of net investment income
to average net assets	.75[c]	.73	.48	.43	.43	.32
Portfolio Turnover Rate	46.35[b]	116.83	149.02	99.27	79.75	74.15

Net Assets, end of period
($ x 1,000)	235,938	277,602	338,081	362,789	344,979	302,253

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Ammualized.
[d]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Portfolio 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

Service Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	15.45	17.31	19.06	17.57	15.77	12.02
Investment Operations:
Investment income—net [a]	.04	.09	.06	.04	.04	.02
Net realized and unrealized
gain (loss) on investments	(.86)	.21	1.39	1.52	2.21	3.75
Total from Investment Operations	(.82)	.30	1.45	1.56	2.25	3.77
Distributions:
Dividends from
investment income—net	(.10)	(.05)	(.04)	—	(.03)	(.02)
Dividends from net realized
gain on investments	(2.01)	(2.11)	(3.16)	(.07)	(.42)	—
Total Distributions	(2.11)	(2.16)	(3.20)	(.07)	(.45)	(.02)
Net asset value, end of period	12.52	15.45	17.31	19.06	17.57	15.77

Total Return (%)	(4.65)[b]	1.39	7.68	8.93	14.23	31.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.05	1.05	1.04	1.03	1.06
Ratio of net expenses
to average net assets	.90[c]	.90	.91	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.62[c]	.58	.37	.22	.22	.12
Portfolio Turnover Rate	46.35[b]	116.83	149.02	99.27	79.75	74.15

Net Assets, end of period
($ x 1,000)	24,734	39,009	85,277	89,264	81,680	58,224

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering four series,including the MidCap Stock Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series.The portfolio’s investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the portfolio’s shares, which are sold without a sales charge. The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

20

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the portfolio’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the portfolio’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	339,367,511	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	339,367,511	0

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has arrangements with the custodian and cash management banks whereby the portfolio may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2008, Mellon Bank earned $78,780 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the portfolio adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the portfolio for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the portfolio did not have any liabilities for any unrecognized tax benefits. The portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was as follows: ordinary income $10,308,755 and long-term capital gains $40,308,903.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

Effective May 1, 2008, the portfolio participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowing. Prior to May 1, 2008, the portfolio participated with other Dreyfus-managed funds in a $100 million unsecured line of credit.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2008, was approximately $28,000, with a related weighted average annualized interest rate of 4.51% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed from January 1, 2008 to May 1, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .90% of the value of the average daily net assets of their class. During the period ended June 30, 2008, the Manager waived receipt of fees of $23,802, pursuant to the undertaking.

24

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2008, Service shares were charged $39,835 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2008, the portfolio was charged $429 pursuant to the transfer agency agreement.

The portfolio compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended June 30, 2008, the portfolio was charged $44 pursuant to the cash management agreement.

The portfolio compensates Mellon Bank under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2008, the portfolio was charged $14,410 pursuant to the custody agreement.

During the period ended June 30, 2008, the portfolio was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $169,809, Rule 12b-1 distribution plan fees $5,392, custodian fees $9,215, chief compliance officer fees $2,820 and transfer agency per

The Portfolio 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

account fees $141, which are offset against an expense reimbursement currently in effect in the amount of $3,882.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2008, amounted to $130,228,292 and $168,009,440, respectively.

At June 30, 2008, accumulated net unrealized appreciation on investments was $1,105,709, consisting of $30,228,053 gross unrealized appreciation and $29,122,344 gross unrealized depreciation.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

26

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the portfolio by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Portfolio 27

NOTES

Telephone 1-800-554-4611 or 516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies relating to portfolio securities, and information regarding how the portfolio voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Portfolio

Dreyfus Investment Portfolios,
Small Cap Stock Index Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2008, through June 30, 2008.

The U.S.equity markets remained turbulent over the first half of 2008 and ended with June posting one of the worst monthly performance slumps on record. A continuously weakening U.S. housing market, surging inflation, devaluation of the U.S. dollar and lingering credit concerns continued to dampen investor sentiment. Of the ten economic sectors represented by the S&P 500® Composite Stock Index, only two —energy and materials — posted positive absolute returns for the reporting period.The financials sector was the hardest-hit industry group, primarily due to massive sub-prime related losses among global financial institutions.

While the U.S and global economy clearly has slowed, the news is not all bad.We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been exposed and, to an extent, ameliorated. Moreover, the global upsurge in inflation should persist longer in fast-growing emerging markets than in more developed countries. These factors support our view that many areas of the stock market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors. As always, your financial advisor can help you identify suitable investments that may be right for you and your long-term investment goals.

For information about how the portfolio performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by Thomas Durante, CFA, Portfolio Manager

Portfolio and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of –7.24% .1 In comparison, the portfolio’s benchmark, the Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”) produced a –7.09% return for the same period.2,3

Small-cap stocks produced disappointing results in a challenging investment environment as investors’ concerns intensified regarding an ongoing housing contraction, a persistent credit crisis in fixed-income markets, mounting job losses and higher food and energy prices.The difference in returns between the portfolio and its benchmark was primarily due to the portfolio’s sampling strategy, transaction costs and portfolio operating expenses.

The Portfolio’s Investment Approach

The portfolio seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index.While the portfolio generally owns the vast majority of the stocks in the S&P 600 Index, some very small stocks may be excluded from the portfolio.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The portfolio may also use stock index futures as a substitute for the sale or purchase of stocks.

Consumers Struggled in a Weaker Economy

U.S. small-cap stocks produced disappointing results during the reporting period due to an onslaught of negative economic news, most notably the continued deterioration of the U.S. housing market. As housing values declined, mortgage defaults, delinquencies and foreclosures rose sharply, fueling ongoing turmoil in the sub-prime mortgage market. The resulting strain on the global financial system caused a

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

number of financials stocks to plummet as banks, brokerage firms and bond insurers announced massive sub-prime related losses.

Meanwhile, crude oil and natural gas prices soared over the first six months of the year, resulting in substantially higher gasoline and home heating expenditures for consumers and higher input costs for many manufacturers. Food prices also rose, due in part to the increased use of corn for the production of ethanol as an alternative energy source. Rising gasoline prices also increased transportation and shipping costs for food producers. These factors caused consumers to cut back on spending in other, more discretionary areas, while businesses reduced capital spending in anticipation of weaker business conditions.

Financials Stocks Report Sizable Losses

The bulk of the S&P 600 Index’s negative absolute return can be traced to financials stocks. Commercial banks, thrifts, mortgage lenders and insurance title companies — especially those in Florida and California — saw their stock prices fall sharply due to rising default rates on sub-prime loans and weakness in the mortgage lending business. Insurance companies also suffered due to fewer new homes to insure and elevated claims from hurricanes, floods and other natural disasters.

A number of information technology stocks hindered the performance of the S&P 600 Index, as pricing pressures and softer demand hurt wireless networking equipment firms, whose products are intended to connect personal and business computers to each other and the Internet. Data software management companies and electronic equipment manufacturers suffered steep declines when discretionary spending ebbed in the troubled economic climate. In the health care area, managed care companies were hurt by rising nursing care costs and declining subscriber growth. Consumer discretionary stocks represented another disappointing area for the S&P 600 Index. Apparel, footwear and sporting goods retailers stumbled amid the slowdown in consumer spending, as did casinos.

In fact, only the energy sector posted an absolute positive return for the S&P 600 Index over the first half of 2008. Strong performers in the energy area included independent acquirers and developers of U.S. oil and gas resources and specialty exploration-and-production companies, many of which receive a huge bounce from only one or two new con-tracts.Coal stocks also flourished during the reporting period,as a weaker U.S. dollar made the commodity less expensive for foreign buyers.

Index Investing Offers Diversification Benefits

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the stocks listed in the S&P 600 Index. In our view, one of the greatest benefits of such an index portfolio is that it offers a broadly diversified small cap portfolio that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the portfolio’s investments are not affected by any individual preference for one small cap market or security over another. Instead, the portfolio employs a passive management approach in which all investment decisions are based on the composition of the S&P 600 Index. Of course, the fund does not provide exposure to other market capitalizations.

July 15, 2008
The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock
Index Portfolio made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the portfolio’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“S&P SmallCap 600” and “Standard & Poor’s SmallCap
600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the
portfolio.The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The Portfolio 5

STATEMENT OF INVESTMENTSUNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008

Expenses paid per $1,000 †	$ 2.88
Ending value (after expenses)	$927.60

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008

Expenses paid per $1,000 †	$ 3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)

Consumer Discretionary—12.3%
4Kids Entertainment	5,500 [a]	40,755
Aaron Rents	42,900	957,957
AH Belo, Cl. A	13,000 [b]	74,100
Arbitron	16,000	760,000
Audiovox, Cl. A	2,350 [a,b]	23,077
Big 5 Sporting Goods	12,800 [b]	96,896
Blue Nile	10,000 [a]	425,200
Brown Shoe	22,025 [b]	298,439
Brunswick	59,500	630,700
Buffalo Wild Wings	8,300 [a,b]	206,089
Building Materials Holding	20,400 [b]	36,108
Cabela’s	29,050 [a,b]	319,840
California Pizza Kitchen	15,450 [a,b]	172,885
Cato, Cl. A	24,650 [b]	351,016
CEC Entertainment	21,750 [a]	609,218
Champion Enterprises	50,100 [a,b]	293,085
Charlotte Russe Holding	19,400 [a,b]	344,544
Children’s Place Retail Stores	14,200 [a,b]	512,620
Christopher & Banks	22,850 [b]	155,380
CKE Restaurants	25,200 [b]	314,244
CPI	2,000 [b]	37,460
Crocs	54,750 [a,b]	438,548
Deckers Outdoor	10,100 [a,b]	1,405,920
DineEquity	10,200 [b]	381,072
Dress Barn	25,550 [a]	341,859
Drew Industries	15,700 [a,b]	250,415
Ethan Allen Interiors	23,300 [b]	573,180
Finish Line, Cl. A	31,857 [a,b]	277,157
Fleetwood Enterprises	37,000 [a,b]	96,940
Fossil	35,100 [a,b]	1,020,357
Fred’s, Cl. A	30,450 [b]	342,258
Genesco	16,100 [a,b]	497,007
Group 1 Automotive	13,700 [b]	272,219
Gymboree	23,550 [a]	943,648
Haverty Furniture	9,800 [b]	98,392
Hibbett Sports	21,500 [a,b]	453,650

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Hillenbrand	42,500	909,500
Hot Topic	27,670[a,b]	149,695
Iconix Brand Group	40,800[a,b]	492,864
Interface, Cl. A	37,000[b]	463,610
Jack in the Box	42,200[a]	945,702
JAKKS Pacific	25,400[a,b]	554,990
Jo-Ann Stores	16,225[a,b]	373,662
JoS. A. Bank Clothiers	13,275[a,b]	355,106
K-Swiss, Cl. A	12,900[b]	189,630
La-Z-Boy	26,400[b]	201,960
Landry’s Restaurants	3,600[b]	64,692
Libbey	9,300	69,192
Lithia Motors, Cl. A	10,000[b]	49,200
Live Nation	49,150[a,b]	520,007
LKQ	78,600[a]	1,420,302
M/I Homes	11,900[b]	187,187
Maidenform Brands	13,800[a]	186,300
Marcus	25,200[b]	376,740
Men’s Wearhouse	30,200[b]	491,958
Meritage Homes	20,100[a,b]	304,917
Midas	17,100[a,b]	230,850
Monaco Coach	15,600[b]	47,424
Monarch Casino & Resort	14,500[a,b]	171,100
Movado Group	19,200	380,160
Multimedia Games	19,800[a,b]	87,516
National Presto Industries	4,600	295,228
Nautilus	900[b]	4,572
NutriSystem	24,700[b]	349,258
O’Charleys	9,400	94,564
OfficeMax	51,600	717,240
Oxford Industries	7,600[b]	145,540
P.F. Chang’s China Bistro	18,200[a,b]	406,588
Panera Bread, Cl. A	21,900[a,b]	1,013,094
Papa John’s International	19,500[a]	518,505
PEP Boys-Manny Moe & Jack	19,500[b]	170,040
Perry Ellis International	9,700[a]	205,834

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
PetMed Express	16,700[a]	204,575
Pinnacle Entertainment	26,350[a,b]	276,412
Polaris Industries	24,200[b]	977,196
Pool	27,725[b]	492,396
Pre-Paid Legal Services	6,200[a]	251,844
Quiksilver	69,500[a]	682,490
Radio One, Cl. D	45,500[a,b]	58,695
Red Robin Gourmet Burgers	11,700[a,b]	324,558
Ruby Tuesday	35,200	190,080
Russ Berrie & Co.	6,700[a,b]	53,399
Ruth’s Hospitality Group	4,700[a,b]	24,346
Select Comfort	35,050[a]	57,482
Shuffle Master	18,350[a,b]	90,649
Skechers USA, Cl. A	24,800[a]	490,048
Skyline	2,900[b]	68,150
Sonic	47,025[a,b]	695,970
Sonic Automotive, Cl. A	20,000[b]	257,800
Spartan Motors	24,050[b]	179,653
Stage Stores	22,450	261,992
Stamps.com	13,200[a,b]	164,736
Standard Motor Products	3,600	29,376
Standard-Pacific	47,700[b]	161,226
Steak n Shake	1,100[a,b]	6,963
Stein Mart	2,800[b]	12,628
Sturm Ruger & Co.	14,700[a]	103,782
Superior Industries International	13,700[b]	231,256
Texas Roadhouse, Cl. A	33,900[a,b]	304,083
Tractor Supply	21,150[a,b]	614,196
Triarc, Cl. B	28,900[b]	182,937
Tuesday Morning	12,300[a,b]	50,553
Tween Brands	19,000[a]	312,740
UniFirst	10,700[b]	477,862
Universal Electronics	10,800[a,b]	225,720
Universal Technical Institute	12,000[a,b]	149,520
Volcom	10,700[a,b]	256,051
Winnebago Industries	15,900[b]	162,021

The Portfolio 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
WMS Industries	29,600[a]	881,192
Wolverine World Wide	39,800[b]	1,061,466
Zale	20,400[a,b]	385,356
Zumiez	8,900[a,b]	147,562
		38,755,923
Consumer Staples—3.9%
Alliance One International	65,900[a,b]	336,749
Andersons	14,300[b]	582,153
Boston Beer, Cl. A	6,700[a]	272,556
Casey’s General Stores	29,900[b]	692,783
Central Garden & Pet, Cl. A	49,900[a,b]	204,590
Chattem	13,000[a,b]	845,650
Darling International	52,500[a]	867,300
Flowers Foods	52,449	1,486,405
Great Atlantic & Pacific Tea	12,600[a]	287,532
Green Mountain Coffee Roasters	8,400[a,b]	315,588
Hain Celestial Group	28,500[a,b]	669,180
J & J Snack Foods	11,050[b]	302,880
Lance	16,700[b]	313,459
Longs Drug Stores	20,800	875,888
Mannatech	13,200[b]	71,808
Nash Finch	10,400[b]	356,408
Peet’s Coffee & Tea	8,150[a,b]	161,533
Ralcorp Holdings	16,500[a,b]	815,760
RC2	18,100[a,b]	335,936
Sanderson Farms	10,550[b]	364,186
Spartan Stores	15,200[b]	349,600
Spectrum Brands	19,000[a,b]	48,450
TreeHouse Foods	19,900[a,b]	482,774
United Natural Foods	27,400[a,b]	533,752
USANA Health Sciences	5,500[a,b]	147,785
WD-40	12,600	368,550
		12,089,255
Energy—11.4%
Atwood Oceanics	20,100[a,b]	2,499,234
Basic Energy Services	12,400[a,b]	390,600

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Bristow Group	16,800 [a,b]	831,432
CARBO Ceramics	12,900 [b]	752,715
Dril-Quip	17,350 [a]	1,093,050
Gulf Island Fabrication	9,200	450,156
Helix Energy Solutions Group	61,100 [a,b]	2,544,204
Hornbeck Offshore Services	13,000 [a,b]	734,630
ION Geophysical	49,800 [a]	869,010
Lufkin Industries	10,700	891,096
Matrix Service	17,700 [a,b]	408,162
NATCO Group, Cl. A	12,200 [a,b]	665,266
Oceaneering International	36,450 [a]	2,808,472
Patriot Coal	18,050 [a,b]	2,766,885
Penn Virginia	26,650 [b]	2,009,943
Petroleum Development	11,200 [a,b]	744,688
PetroQuest Energy	27,400 [a,b]	737,060
Pioneer Drilling	41,500 [a,b]	780,615
SEACOR Holdings	15,800 [a,b]	1,414,258
St. Mary Land & Exploration	42,000 [b]	2,714,880
Stone Energy	21,400 [a]	1,410,474
Superior Well Services	10,100 [a,b]	320,271
Swift Energy	22,500 [a]	1,486,350
Tetra Technologies	45,850 [a]	1,087,103
Unit	33,600 [a]	2,787,792
W-H Energy Services	20,000 [a,b]	1,914,800
World Fuel Services	22,100 [b]	484,874
		35,598,020
Financial—15.6%
Acadia Realty Trust	20,500 [b]	474,575
Anchor Bancorp Wisconsin	7,000 [b]	49,070
Bank Mutual	43,700	438,748
BankAtlantic Bancorp, Cl. A	31,000 [b]	54,560
BioMed Realty Trust	46,000 [b]	1,128,380
Boston Private Financial Holdings	27,000 [b]	153,090
Brookline Bancorp	40,300 [b]	384,865
Cascade Bancorp	18,400 [b]	141,680
Cash America International	20,000	620,000

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Central Pacific Financial	20,000 [b]	213,200
Colonial Properties Trust	34,000 [b]	680,680
Columbia Banking System	9,000 [b]	173,970
Community Bank System	27,600 [b]	569,112
Corus Bankshares	23,700 [b]	98,592
Delphi Financial Group, Cl. A	23,600	546,104
DiamondRock Hospitality	55,400	603,306
Dime Community Bancshares	24,500 [b]	404,495
Downey Financial	14,950 [b]	41,412
East West Bancorp	39,300 [b]	277,458
EastGroup Properties	18,000	772,200
Entertainment Properties Trust	22,500 [b]	1,112,400
Essex Property Trust	17,500 [b]	1,863,750
Extra Space Storage	55,700 [b]	855,552
Financial Federal	17,550 [b]	385,398
First BanCorp/Puerto Rico	59,300	375,962
First Cash Financial Services	21,000 [a,b]	314,790
First Commonwealth Financial	42,300 [b]	394,659
First Financial Bancorp	25,500	234,600
First Financial Bankshares	14,100	645,921
First Midwest Bancorp	30,900	576,285
FirstFed Financial	7,850 [a,b]	63,114
Flagstar Bancorp	24,400 [b]	73,444
Forestar Real Estate Group	22,900 [a]	436,245
Frontier Financial	25,000 [b]	213,000
Glacier Bancorp	37,400 [b]	598,026
Guaranty Financial Group	22,800 [a,b]	122,436
Hancock Holding	16,100 [b]	632,569
Hanmi Financial	30,200	157,342
Hilb, Rogal & Hobbs	22,500	977,850
Home Properties	22,600 [b]	1,086,156
Independent Bank	13,470 [b]	53,880
Infinity Property & Casualty	11,200 [b]	465,024
Inland Real Estate	43,500 [b]	627,270
Investment Technology Group	28,200 [a]	943,572
Irwin Financial	10,300 [b]	27,707
Kilroy Realty	21,800 [b]	1,025,254

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Kite Realty Group Trust	19,000	237,500
LaBranche & Co.	38,400 [a]	271,872
LandAmerica Financial Group	10,000 [b]	221,900
Lexington Realty Trust	43,700 [b]	595,631
LTC Properties	13,250	338,670
Medical Properties Trust	37,900 [b]	383,548
Mid-America Apartment Communities	20,100	1,025,904
Nara Bancorp	13,200 [b]	141,636
National Financial Partners	23,100 [b]	457,842
National Penn Bancshares	54,550	724,424
National Retail Properties	50,500 [b]	1,055,450
Navigators Group	9,100 [a]	491,855
Old National Bancorp	47,400 [b]	675,924
optionsXpress Holdings	32,000 [b]	714,880
Parkway Properties	10,800 [b]	364,284
Pennsylvania Real Estate Investment Trust	25,400 [b]	587,756
Philadelphia Consolidated Holding	39,800 [a]	1,352,006
Piper Jaffray	8,400 [a,b]	246,372
Portfolio Recovery Associates	11,200 [a,b]	420,000
Presidential Life	13,400 [b]	206,628
PrivateBancorp	16,000 [b]	486,080
ProAssurance	17,950 [a,b]	863,574
Prosperity Bancshares	23,400 [b]	625,482
Provident Bankshares	15,600 [b]	99,528
PS Business Parks	10,300	531,480
Rewards Network	21,400 [a]	87,954
RLI	12,700 [b]	628,269
Safety Insurance Group	10,900	388,585
SCPIE Holdings	900 [a]	25,191
Selective Insurance Group	38,100 [b]	714,756
Senior Housing Properties Trust	75,500	1,474,515
Signature Bank	17,800 [a]	458,528
South Financial Group	44,700 [b]	175,224
Sovran Self Storage	11,600	482,096
Sterling Bancorp	15,600 [b]	186,420
Sterling Bancshares	41,550	377,690
Sterling Financial	28,180 [b]	116,665

The Portfolio 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Stewart Information Services	11,000 [b]	212,740
Susquehanna Bancshares	60,500 [b]	828,245
SWS Group	15,250 [b]	253,302
Tanger Factory Outlet Centers	16,950 [b]	609,013
Tower Group	15,700	332,683
TradeStation Group	17,000 [a,b]	172,550
Trustco Bank	57,700 [b]	428,134
UCBH Holdings	75,600 [b]	170,100
UMB Financial	24,000 [b]	1,230,480
Umpqua Holdings	39,700 [b]	481,561
United Bankshares	31,300 [b]	718,335
United Community Banks	25,250 [b]	215,382
United Fire & Casualty	15,600 [b]	420,108
Whitney Holding	41,700 [b]	763,110
Wilshire Bancorp	13,700 [b]	117,409
Wintrust Financial	13,800 [b]	329,130
World Acceptance	14,700 [a,b]	494,949
Zenith National Insurance	26,300 [b]	924,708
		49,025,761
Health Care—12.5%
Abaxis	11,900 [a]	287,147
Air Methods	8,300 [a]	207,500
Allscripts Healthcare Solutions	38,200 [a,b]	474,062
Alpharma, Cl. A	27,550 [a,b]	620,701
Amedisys	14,533 [a,b]	732,754
American Medical Systems Holdings	44,000 [a,b]	657,800
AMERIGROUP	40,800 [a]	848,640
AMN Healthcare Services	20,100 [a]	340,092
AmSurg	19,850 [a,b]	483,347
Analogic	11,500 [b]	725,305
ArQule	22,600 [a]	73,450
ArthroCare	18,000 [a,b]	734,580
BIOLASE Technology	16,800 [a,b]	57,456
Cambrex	35,400 [a,b]	207,798
Centene	31,500 [a]	528,885
Chemed	16,150 [b]	591,251
CONMED	23,800 [a]	631,890

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Cooper	32,400 [b]	1,203,660
Cross Country Healthcare	20,300 [a]	292,523
CryoLife	13,600 [a]	155,584
Cubist Pharmaceuticals	42,700 [a,b]	762,622
Cyberonics	14,800 [a]	321,160
Datascope	9,600	451,200
Dionex	13,900 [a]	922,543
E.W. Scripps, Cl. A	31,000 [a]	98,890
Enzo Biochem	18,916 [a]	212,238
Greatbatch	18,300 [a,b]	316,590
Haemonetics	15,900 [a]	881,814
HealthExtras	19,700 [a,b]	593,758
HealthSpring	32,500 [a]	548,600
Healthways	21,500 [a,b]	636,400
HMS Holdings	14,000 [a]	300,580
ICU Medical	14,200 [a]	324,896
IDEXX Laboratories	40,600 [a,b]	1,978,844
II-VI	15,100 [a,b]	527,292
Immucor	46,325 [a]	1,198,891
Integra LifeSciences Holdings	10,800 [a,b]	480,384
Invacare	27,700 [b]	566,188
Inventiv Health	23,000 [a,b]	639,170
Kendle International	8,000 [a,b]	290,640
Kensey Nash	11,700 [a,b]	374,985
LCA-Vision	20,950 [b]	99,931
LHC Group	10,800 [a]	251,100
Magellan Health Services	26,100 [a]	966,483
Martek Biosciences	22,400 [a,b]	755,104
MedCath	13,200 [a]	237,336
Mentor	24,500 [b]	681,590
Meridian Bioscience	24,250 [b]	652,810
Merit Medical Systems	19,100 [a]	280,770
Molina Healthcare	9,300 [a,b]	226,362
Noven Pharmaceuticals	16,500 [a]	176,385
Odyssey HealthCare	22,800 [a]	222,072
Omnicell	22,800 [a,b]	300,504
Osteotech	12,100 [a]	68,849

The Portfolio 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Owens & Minor	23,800 [b]	1,087,422
Palomar Medical Technologies	13,000 [a]	129,740
PAREXEL International	31,400 [a]	826,134
Pediatrix Medical Group	33,700 [a]	1,659,051
PharmaNet Development Group	13,050 [a]	205,798
PharMerica	18,100 [a,b]	408,879
Phase Forward	29,600 [a]	531,912
PSS World Medical	49,000 [a,b]	798,700
Regeneron Pharmaceuticals	35,900 [a,b]	518,396
RehabCare Group	14,600 [a]	234,038
Res-Care	18,000 [a]	320,040
Salix Pharmaceuticals	32,000 [a,b]	224,960
Savient Pharmaceuticals	25,650 [a,b]	648,945
Sciele Pharma	26,900 [a,b]	520,515
Sunrise Senior Living	28,800 [a,b]	647,424
SurModics	7,350 [a,b]	329,574
Symmetry Medical	21,000 [a,b]	340,620
Theragenics	34,000 [a]	123,420
ViroPharma	52,900 [a,b]	585,074
Vital Signs	8,200 [b]	465,596
West Pharmaceutical Services	21,700 [b]	939,176
Zoll Medical	12,200 [a,b]	410,774
		39,157,594
Industrial—17.1%
A.O. Smith	14,900 [b]	489,167
AAR	22,100 [a,b]	299,013
ABM Industries	27,500 [b]	611,875
Acuity Brands	30,300 [b]	1,456,824
Administaff	16,600 [b]	462,974
Albany International, Cl. A	12,850	372,650
Angelica	3,200	68,064
Apogee Enterprises	20,850	336,936
Applied Industrial Technologies	26,050	629,628
Applied Signal Technology	10,200	139,332
Arkansas Best	19,900 [b]	729,136
Astec Industries	12,700 [a,b]	408,178
ATC Technology Corporation	19,800 [a]	460,944

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Baldor Electric	28,700[b]	1,003,926
Barnes Group	32,000[b]	738,880
Bowne & Co.	24,300	309,825
Brady, Cl. A	37,000[b]	1,277,610
Briggs & Stratton	30,500[b]	386,740
C & D Technologies	13,100[a,b]	110,826
Cascade	6,500[b]	275,080
CDI	12,000	305,280
Ceradyne	20,500[a]	703,150
CLARCOR	34,900[b]	1,224,990
Coinstar	16,400[a,b]	536,444
Consolidated Graphics	7,500[a,b]	369,525
Cubic	11,900	265,132
Curtiss-Wright	27,600	1,234,824
EMCOR Group	48,100[a,b]	1,372,293
EnPro Industries	14,700[a,b]	548,898
Esterline Technologies	20,800[a]	1,024,608
Forward Air	21,200[b]	733,520
G & K Services, Cl. A	13,800	420,348
Gardner Denver	37,500[a]	2,130,000
GenCorp	36,000[a,b]	257,760
Griffon	14,600[a,b]	127,896
Healthcare Services Group	24,075[b]	366,181
Heartland Express	31,966[b]	476,613
Heidrick & Struggles International	13,100[b]	362,084
Hub Group, Cl. A	26,000[a,b]	887,380
Insituform Technologies, Cl. A	18,300[a]	278,709
Kaman	16,600	377,816
Kaydon	17,200[b]	884,252
Kirby	37,650[a]	1,807,200
Knight Transportation	32,275[b]	590,632
Landstar System	37,200	2,054,184
Lawson Products	1,800	44,604
Lennox International	37,200	1,077,312
Lindsay	7,800[b]	662,766
Lydall	15,800[a]	198,290
Mobile Mini	22,700[a,b]	454,000

The Portfolio 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Moog, Cl. A	25,250[a]	940,310
Mueller Industries	28,400	914,480
NCI Building Systems	13,900[a,b]	510,547
Old Dominion Freight Line	17,650[a,b]	529,853
On Assignment	16,700[a,b]	133,934
Orbital Sciences	39,100[a]	921,196
Quanex Building Products	24,150	358,869
Regal-Beloit	21,000[b]	887,250
Robbins & Myers	25,500	1,271,685
School Specialty	12,500[a,b]	371,625
Simpson Manufacturing	21,850[b]	518,719
SkyWest	45,300	573,045
Spherion	48,000[a]	221,760
Standard Register	9,300[b]	87,699
Standex International	10,500	217,770
Teledyne Technologies	25,400[a]	1,239,266
Tetra Tech	41,700[a,b]	943,254
Toro	29,800[b]	991,446
Tredegar	16,000	235,200
Triumph Group	10,050[b]	473,355
TrueBlue	31,950[a,b]	422,060
United Stationers	15,800[a,b]	583,810
Universal Forest Products	13,700[b]	410,452
Valmont Industries	12,400[b]	1,293,196
Viad	11,250	290,137
Vicor	9,600[b]	95,808
Volt Information Sciences	7,950[a,b]	94,685
Wabash National	13,700[b]	103,572
Waste Connections	39,775[a]	1,270,016
Watsco	15,250[b]	637,450
Watson Wyatt Worldwide, Cl. A	31,600[b]	1,671,324
Watts Water Technologies, Cl. A	18,800[b]	468,120
Woodward Governor	43,900[b]	1,565,474
		53,591,666
Information Technology—18.4%
Actel	16,000[a]	269,600
Adaptec	84,900[a]	271,680

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Advanced Energy Industries	28,250 [a]	387,025
Agilysys	12,500 [b]	141,750
Anixter International	20,100 [a,b]	1,195,749
Ansoft	13,400 [a]	487,760
ANSYS	56,450 [a,b]	2,659,924
Arris Group	91,056 [a,b]	769,423
ATMI	20,800 [a,b]	580,736
Avid Technology	24,167 [a,b]	410,597
Axcelis Technologies	63,200 [a,b]	308,416
Bankrate	8,500 [a,b]	332,095
Bel Fuse, Cl. B	8,800 [b]	217,448
Belden	28,000 [b]	948,640
Benchmark Electronics	53,250 [a,b]	870,105
Black Box	13,800	375,222
Blackbaud	29,200 [b]	624,880
Blue Coat Systems	27,350 [a,b]	385,908
Brightpoint	36,300 [a,b]	264,990
Brooks Automation	52,612 [a,b]	435,101
Cabot Microelectronics	16,200 [a,b]	537,030
CACI International, Cl. A	21,000 [a]	961,170
Captaris	22,000 [a]	89,100
Catapult Communications	4,600 [a]	32,752
Checkpoint Systems	29,500 [a]	615,960
CIBER	32,900 [a]	204,309
Cognex	26,300	606,215
Cohu	13,300 [b]	195,244
Comtech Telecommunications	18,600 [a,b]	911,400
Concur Technologies	27,750 [a,b]	922,132
CSG Systems International	23,900 [a]	263,378
CTS	28,400 [b]	285,420
CyberSource	44,002 [a]	736,153
Cymer	24,800 [a,b]	666,624
Daktronics	21,800 [b]	439,706
DealerTrack Holdings	22,100 [a,b]	311,831
Digi International	25,800 [a,b]	202,530
Diodes	18,650 [a,b]	515,486
Ditech Networks	22,500 [a,b]	48,375

The Portfolio 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
DSP Group	23,300 [a]	163,100
Electro Scientific Industries	16,800 [a]	238,056
Epicor Software	41,000 [a,b]	283,310
EPIQ Systems	14,900 [a]	211,580
Exar	33,300 [a,b]	251,082
FactSet Research Systems	28,700 [b]	1,617,532
FARO Technologies	11,700 [a]	294,489
FEI	21,500 [a,b]	489,770
Gentiva Health Services	22,700 [a,b]	432,435
Georgia Gulf	21,000 [b]	60,900
Gerber Scientific	14,500 [a,b]	165,010
Gevity HR	16,300	87,694
H.B. Fuller	37,150	833,646
Harmonic	58,800 [a,b]	559,188
Hutchinson Technology	16,900 [a,b]	227,136
Informatica	62,700 [a]	943,008
InfoSpace	30,700 [b]	255,731
Insight Enterprises	36,500 [a]	428,145
Intevac	14,500 [a]	163,560
Itron	22,000 [a,b]	2,163,700
j2 Global Communications	30,950 [a,b]	711,850
JDA Software Group	17,900 [a]	323,990
Keithley Instruments	6,000	57,000
Knot	19,150 [a,b]	187,287
Kopin	46,100 [a]	132,307
Kulicke & Soffa Industries	32,000 [a,b]	233,280
Littelfuse	13,400 [a,b]	422,770
LoJack	16,800 [a]	133,728
Magnetek	2,300 [a]	9,729
Manhattan Associates	18,000 [a]	427,140
ManTech International, Cl. A	15,200 [a]	731,424
MAXIMUS	8,700 [b]	302,934
Mercury Computer Systems	9,900 [a]	74,547
Methode Electronics	29,700	310,365
Micrel	44,300	405,345
Micros Systems	55,900 [a,b]	1,704,391
Microsemi	48,300 [a]	1,216,194

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
MKS Instruments	34,000 [a,b]	744,600
MTS Systems	15,400	552,552
NETGEAR	26,600 [a,b]	368,676
Network Equipment Technologies	8,600 [a,b]	30,530
Newport	25,400 [a,b]	289,306
Novatel Wireless	24,250 [a,b]	269,903
OM Group	22,000 [a,b]	721,380
Park Electrochemical	19,000 [b]	461,890
PC-Tel	15,300	146,727
Perficient	23,500 [a,b]	227,010
Pericom Semiconductor	13,000 [a]	192,920
Phoenix Technologies	13,000 [a]	143,000
Photon Dynamics	9,600 [a,b]	144,768
Photronics	24,000 [a]	168,960
Planar Systems	12,400 [a]	32,240
Plexus	28,000 [a]	775,040
Progress Software	31,700 [a]	810,569
Quality Systems	13,500 [b]	395,280
Radiant Systems	17,700 [a]	189,921
Radisys	13,400 [a,b]	121,404
Rogers	12,000 [a]	451,080
Rudolph Technologies	20,200 [a]	155,540
ScanSource	18,100 [a,b]	484,356
Secure Computing	40,800 [a,b]	168,912
SI International	10,700 [a]	224,058
Skyworks Solutions	103,000 [a,b]	1,016,610
Smith Micro Software	18,100 [a,b]	103,170
Sonic Solutions	18,000 [a,b]	107,280
SPSS	13,800 [a,b]	501,906
Standard Microsystems	16,800 [a,b]	456,120
StarTek	2,300 [a]	21,620
Stratasys	13,000 [a,b]	239,980
Supertex	12,600 [a,b]	294,084
Sykes Enterprises	24,000 [a,b]	452,640
Symmetricom	34,000 [a,b]	130,560
Synaptics	16,600 [a,b]	626,318
SYNNEX	10,200 [a,b]	255,918

The Portfolio 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Take-Two Interactive Software	49,250 [a,b]	1,259,323
Technitrol	30,700	521,593
THQ	35,850 [a,b]	726,321
Tollgrade Communications	16,300 [a]	73,187
TTM Technologies	24,000 [a,b]	317,040
Tyler Technologies	21,600 [a,b]	293,112
Ultratech	11,200 [a]	173,824
United Online	52,150 [b]	523,065
Varian Semiconductor
Equipment Associates	53,075 [a,b]	1,848,072
Veeco Instruments	18,000 [a,b]	289,440
ViaSat	16,200 [a]	327,402
Websense	28,100 [a]	473,204
Wright Express	28,000 [a]	694,400
		57,732,028
Materials—3.1%
A.M. Castle & Co.	9,900 [b]	283,239
AMCOL International	12,950 [b]	368,557
Arch Chemicals	14,800	490,620
Brush Engineered Materials	12,500 [a,b]	305,250
Buckeye Technologies	28,100 [a]	237,726
Century Aluminum	19,600 [a]	1,303,204
Chesapeake	12,400 [a,b]	29,140
Deltic Timber	5,700 [b]	305,007
Gibraltar Industries	21,650 [b]	345,751
Headwaters	26,500 [a,b]	311,905
Material Sciences	2,300 [a]	18,630
Myers Industries	19,202 [b]	156,496
Neenah Paper	8,150 [b]	136,187
NewMarket	9,700 [b]	642,431
Olympic Steel	7,200	546,624
Omnova Solutions	24,400 [a]	67,832
Penford	3,000	44,640
PolyOne	57,500 [a,b]	400,775
Quaker Chemical	6,900	183,954

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Rock-Tenn, Cl. A	25,300	758,747
RTI International Metals	15,700 [a,b]	559,234
Schulman (A.)	23,300	536,599
Schweitzer-Mauduit International	11,000	185,350
Texas Industries	16,850 [b]	945,791
Tronox, Cl. B	31,100 [b]	93,922
Wausau Paper	35,800	276,018
Zep	13,350 [b]	198,648
		9,732,277
Telecommunication Services—.2%
Fairpoint Communications	57,300 [b]	413,133
General Communication, Cl. A	27,000 [a,b]	185,490
		598,623
Utilities—5.3%
Allete	15,200 [b]	638,400
American States Water	8,450 [b]	295,243
Atmos Energy	67,000	1,847,190
Avista	43,600	935,656
Central Vermont Public Service	9,550	184,984
CH Energy Group	9,000 [b]	320,130
Cleco	46,300	1,080,179
El Paso Electric	29,700 [a]	588,060
Laclede Group	18,900 [b]	762,993
New Jersey Resources	31,650 [b]	1,033,373
Northwest Natural Gas	17,600 [b]	814,176
Piedmont Natural Gas	46,400 [b]	1,213,824
South Jersey Industries	22,900 [b]	855,544
Southern Union	78,043 [b]	2,108,722
Southwest Gas	30,900	918,657
UGI	69,400	1,992,474
UIL Holdings	17,400 [b]	511,734
UniSource Energy	17,550 [b]	544,226
		16,645,565
Total Common Stocks
(cost $272,444,359)		312,926,712

The Portfolio 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.63%, 8/7/08	200,000 [c]	199,652
1.80%, 9/25/08	75,000 [c]	74,693
Total Short-Term Investments
(cost $274,342)		274,345

Other Investment—.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,375,000)	1,375,000 [d]	1,375,000

Investment of Cash Collateral
for Securities Loaned—36.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $114,876,900)	114,876,900 [d]	114,876,900

Total Investments (cost $388,970,601)	136.9%	429,452,957
Liabilities, Less Cash and Receivables	(36.9%)	(115,818,760)
Net Assets	100.0%	313,634,197

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At June 30, 2008, the total market value of the portfolio’s securities on loan is $109,488,557 and the total market value of the collateral held by the portfolio is $115,920,465 consisting of cash collateral of $114,876,900 and U.S. Government and agencies securities valued at $1,043,565.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Short-Term/Money		Energy	11.4
Market Investments	37.1	Utilities	5.3
Information Technology	18.4	Consumer Staples	3.9
Industrial	17.1	Materials	3.1
Financial	15.6	Telecommunication Services	.2
Health Care	12.5
Consumer Discretionary	12.3		136.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2008 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/20008 ($)

Financial Futures Long
Russell 2000 E-mini	18	1,245,060	September 2008	(64,414)

See notes to financial statements.

The Portfolio 25

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $109,488,557)—Note 1(b):
Unaffiliated issuers	272,718,701	313,201,057
Affiliated issuers	116,251,900	116,251,900
Cash		46,433
Dividends and interest receivable		435,127
Receivable for shares of Beneficial Interest subscribed		179,942
Receivable for investment securities sold		20,160
		430,134,619

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		163,085
Liability for securities on loan—Note 1(b)		114,876,900
Payable for investment securities purchased		762,403
Payable for shares of Beneficial Interest redeemed		665,338
Payable for futures variation margin—Note 4		21,674
Interest payable—Note 2		11,022
		116,500,422

Net Assets ($)		313,634,197

Composition of Net Assets ($):
Paid-in capital		267,148,104
Accumulated undistributed investment income—net		1,979,387
Accumulated net realized gain (loss) on investments		4,088,764
Accumulated net unrealized appreciation (depreciation)
on investments [including ($64,414) net unrealized
(depreciation) on financial futures]		40,417,942

Net Assets ($)		313,634,197

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		22,549,244
Net Asset Value, offering and redemption price per share ($)		13.91

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $763 foreign taxes withheld at source):
Unaffiliated issuers	2,210,628
Affiliated issuers	24,318
Income from securities lending	444,841
Total Income	2,679,787
Expenses:
Investment advisory fee—Note 3(a)	572,533
Distribution fees—Note 3(b)	408,952
Interest expense—Note 2	5,132
Loan commitment fees—Note 2	551
Total Expenses	987,168
Investment Income—Net	1,692,619

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,096,385
Net realized gain (loss) on financial futures	(237,932)
Net Realized Gain (Loss)	15,858,453
Net unrealized appreciation (depreciation) on investments
[including ($21,250) net unrealized (depreciation) on financial futures]	(44,842,352)
Net Realized and Unrealized Gain (Loss) on Investments	(28,983,899)
Net (Decrease) in Net Assets Resulting from Operations	(27,291,280)

See notes to financial statements.

The Portfolio 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	1,692,619	3,131,240
Net realized gain (loss) on investments	15,858,453	47,046,690
Net unrealized appreciation
(depreciation) on investments	(44,842,352)	(50,239,468)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(27,291,280)	(61,538)

Dividends to Shareholders from ($):
Investment income—net	(2,618,136)	(1,808,045)
Net realized gain on investments	(45,309,381)	(19,417,901)
Total Dividends	(47,927,517)	(21,225,946)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	23,321,075	52,269,375
Dividends reinvested	47,927,517	21,225,946
Cost of shares redeemed	(55,781,108)	(144,709,752)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	15,467,484	(71,214,431)
Total Increase (Decrease) in Net Assets	(59,751,313)	(92,501,915)

Net Assets ($):
Beginning of Period	373,385,510	465,887,425
End of Period	313,634,197	373,385,510
Undistributed investment income—net	1,979,387	2,904,904

Capital Share Transactions (Shares):
Shares sold	1,521,760	2,780,341
Shares issued for dividends reinvested	3,445,544	1,163,066
Shares redeemed	(3,589,032)	(7,831,605)
Net Increase (Decrease) in Shares Outstanding	1,378,272	(3,888,198)

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	17.64	18.59	16.66	15.59	13.11	9.58
Investment Operations:
Investment income—net [a]	.08	.13	.08	.09	.08	.04
Net realized and unrealized
gain (loss) on investments	(1.36)	(.23)	2.32	1.02	2.79	3.58
Total from Investment Operations	(1.28)	(.10)	2.40	1.11	2.87	3.62
Distributions:
Dividends from
investment income—net	(.13)	(.07)	(.07)	—	(.06)	(.02)
Dividends from net realized
gain on investments	(2.32)	(.78)	(.40)	(.04)	(.33)	(.07)
Total Distributions	(2.45)	(.85)	(.47)	(.04)	(.39)	(.09)
Net asset value, end of period	13.91	17.64	18.59	16.66	15.59	13.11

Total Return (%)	(7.24)[b]	(.66)	14.41	7.23	21.89	37.78

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.61	.61	.60	.60	.60
Ratio of net investment income
to average net assets	1.04[c]	.69	.47	.55	.57	.33
Portfolio Turnover Rate	12.63[b]	20.72	27.85	25.56	25.06	32.49

Net Assets, end of period
($ x 1,000)	313,634	373,386	465,887	421,002	355,175	179,454

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
See notes to financial statements.

The Portfolio 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering four series, including the Small Cap Stock Index Portfolio (the “portfolio”). The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The portfolio is a diversified series. The portfolio’s investment objective is to match the performance of the Standard & Poor’s Small Cap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown. The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the

National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board “(FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Portfolio 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the portfolio’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the portfolio’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	429,178,612	(64,414)
Level 2—Other Significant
Observable Inputs	274,345	0
Level 3—Significant
Unobservable Inputs	0	0
Total	429,452,957	(64,414)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), is a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the portfolio’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.Government and Agency securities or Letters of Credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2008, Mellon Bank earned $148,280 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Portfolio 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the current year, the portfolio adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the portfolio for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the portfolio did not have any liabilities for any unrecognized tax benefits. The portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 were as follows: ordinary income $2,531,262 and long term capital gains $18,694,684.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2008 was approximately $243,600, with a related weighted average annualized interest rate of 4.24% .

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement (“Agreement”) with the Manager, the investment advisory fee is computed at the annual rate of .35% of the value of the portfolio’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the expenses of the portfolio except management fees, Rule 12b-1 distribution Plan fees, taxes, interest expenses, brokerage commissions, fees and expenses of independent counsel to the portfolio and the non-interested Board members, and extraordinary expenses. In addition, the Manager has also agreed to reduce its fee in an amount equal to the portfolio’s allocated portion of the accrued fees and expenses of non-interested board members and fees and expenses of independent counsel to the portfolio.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the portfolio pays the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Plan provides for payments to be made at an annual rate of .25% of the value of the portfolio’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2008, the portfolio was charged $408,952 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $95,133 and Rule 12b-1 distribution plan fees $67,952.

The Portfolio 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2008, amounted to $41,778,005 and $70,550,750, respectively.

The portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the portfolio to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2008, are set forth in the Statement of Financial Futures.

At June 30, 2008, accumulated net unrealized appreciation on investments was $40,482,356, consisting of $87,707,238 gross unrealized appreciation and $47,224,882 gross unrealized depreciation.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the portfolio by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Portfolio 37

For More Information

Telephone 1-800-554-4611 or 516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies relating to portfolio securities, and information regarding how the portfolio voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	A Letter from the CEO
3	Discussion of Performance
6	Understanding Your Portfolio’s Expenses
6	Comparing Your Portfolio’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Portfolio

Dreyfus Investment Portfolios,
Technology Growth Portfolio

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios,Technology Growth Portfolio, covering the six-month period from January 1, 2008, through June 30, 2008.

The U.S.equity markets remained turbulent over the first half of 2008 and ended with June posting one of the worst monthly performance slumps on record. A continuously weakening U.S. housing market, surging inflation, devaluation of the U.S. dollar and lingering credit concerns continued to dampen investor sentiment. Of the ten economic sectors represented by the S&P 500® Composite Stock Index, only two —energy and materials — posted positive absolute returns for the reporting period.The financials sector was the hardest-hit industry group, primarily due to massive sub-prime related losses among global financial institutions.

While the U.S and global economy clearly has slowed, the news is not all bad.We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been exposed and, to an extent, ameliorated. Moreover, the global upsurge in inflation should persist longer in fast-growing emerging markets than in more developed countries. These factors support our view that many areas of the stock market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors. As always, your financial advisor can help you identify suitable investments that may be right for you and your long-term investment goals.

For information about how the portfolio performed during the reporting period, as well as market perspectives, we have provided a Discussion of Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by Mark Herskovitz and Barry Mills, Portfolio Managers

Portfolio and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of –12.19%, and its Service shares produced a total return of –12.24% .1 The portfolio’s benchmarks, the Morgan Stanley High Technology 35 Index (“MS High Tech 35 Index”) and the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced total returns of –10.51% and –11.90%, respectively, over the same period.2,3

Technology stocks generally declined along with the broader stock market as investors responded to a credit crisis in fixed-income markets,plum-meting housing prices, mounting job losses and soaring food and energy costs.The portfolio produced lower returns than its benchmarks, mainly due to disappointing results in a number of the portfolio’s holdings.

The Portfolio’s Investment Approach

The portfolio’s investment process combines a long-term fundamental approach focused on secular growth with a multi-dimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies. The secular growth portion of the portfolio seeks high growth companies in the fastest growing technology sectors.The multi-dimensional portion of the portfolio seeks companies that appear to have strong earnings momentum,positive earnings revisions,favorable growth, product or market cycles and/or favorable valuations.

Stocks Struggled in a Weaker Economy

Most sectors of the U.S.stock market produced disappointing results over the first half of 2008 amid an onslaught of negative economic news. As housing values continued to plummet, mortgage defaults, delinquencies and foreclosures rose sharply. At the same time, escalating commodity prices burdened consumers with soaring gasoline and home heating expenditures and rising food costs.These factors caused consumers to cut back on spending in other, more discretionary areas, including technology products and services. In turn, many businesses reduced capital spending in anticipation of a more difficult business environment.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

Moreover, a credit crisis that began in 2007 in the sub-prime mortgage market continued to batter commercial banks, investment banks and bond insurers.A number of the world’s major financial institutions announced new write-downs and write-offs during the reporting period, sparking steep declines in their stock prices. Financial services firms account for a substantial percentage of technology companies’ corporate customers, and the downturn in the financials sector produced negative consequences for technology stocks.

Security Selections Produced Mixed Results

In this challenging environment, our security selection strategy enabled the portfolio to avoid some of the reporting period’s more battered technology stocks. For example, the top positive contributor to the portfolio’s relative performance was its lack of exposure to handset manufacturer Motorola, which continued to struggle in the highly competitive wireless handset market. Similarly, the portfolio’s relative performance was bolstered by avoiding weakness in electronic components provider Flextronics International.The portfolio also benefited from relatively light positions compared to the MS High Tech 35 Index in graphics semiconductor specialist NVIDIA and computer communications company Juniper Networks, which were hurt by slackening customer demand.

More substantial positions in several stocks also aided the portfolio’s returns. Accenture and International Business Machines, both leaders in the information technology services industry, achieved strong financial results due to their recurring fee-based businesses and presence in international markets. Global positioning systems producer Trimble Navigation fared well as GPS technology was increasingly adopted for commercial, industrial and agricultural applications. Electronic Arts made a takeover offer for game maker Take 2 Interactive at a substantial premium to its then-prevailing stock price. Telecommunications equipment innovator QUALCOMM benefited from wider use of its proprietary technology in “3G” wireless handsets.

Strong contributions to performance by these companies were offset by disappointments among others. GPS leader Garmin stumbled due to competitive and pricing pressures. MEMC Electronic Materials, which supplies silicon used in solar power panels, encountered manufacturing problems and the loss of government subsidies for solar power in Europe. Microsoft issued a disappointing quarterly earnings report and was punished by investors for its failed bid for Internet portal Yahoo! The fund also lost ground relative to its benchmark as a result of underweighted exposure to Electronic Data Systems, which was reported in

4

May that it will be acquired by Hewlett Packard; Broadcom, which rallied strongly after a weak first quarter; and Applied Materials, which held up better than most technology companies.

Finding Opportunities in New Technologies

As of mid-year, the U.S. economy has remained weak, and concerns have intensified regarding business conditions in Europe and Asia. Consequently, we generally have maintained a conservative investment posture, focusing primarily on technology leaders that have the financial strength to withstand a prolonged downturn or are poised to benefit from positive product cycles. At the same time, we have begun to establish positions in new areas, such as providers of the wind, solar and geothermal energy technologies that could serve as next-generation alternatives to carbon-based fuels. In our judgment, these strategies are appropriate for investors with the discipline and patience to overlook near-term market volatility in favor of positive longer-term trends.

July 15, 2008

The portfolio’s share price is likely to be more volatile than that of other portfolios that do not concentrate in one sector. The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. An investment in the portfolio should be considered only as a supplement to a complete investment program.
The portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the portfolio directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term
goals.The investment objective and policies of Dreyfus Investment Portfolios,Technology Growth
Portfolio made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the portfolio may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the portfolio’s returns would have been lower.
Part of the portfolio’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on portfolio performance.
[2]	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley High Technology 35 Index is an
unmanaged, equal dollar-weighted index of 35 stocks from the electronics-based subsectors.
[3]	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.

The Portfolio 5

STATEMENT OF INVESTMENTSUNDERSTANDING YOUR
PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees,which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios,Technology Growth Portfolio from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 3.04	$ 4.20
Ending value (after expenses)	$878.10	$877.60

COMPARING YOUR PORTFOLIO’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008

	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 3.27	$ 4.52
Ending value (after expenses)	$1,021.63	$1,020.39

† Expenses are equal to the portfolio’s annualized expense ratio of .65% for Initial shares and .90% for Service shares;
multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

Common Stocks—92.7%	Shares	Value ($)

Exchange Traded Funds—1.4%
Technology Select Sector SPDR Fund	97,365 [a]	2,230,632
Industrials—1.8%
China High Speed Transmission
Equipment Group	456,964	937,693
Vestas Wind Systems	13,577 [b]	1,777,169
		2,714,862
Information Technology—82.3%
Accenture, Cl. A	152,472	6,208,660
Activision	67,245 [b]	2,291,037
Adobe Systems	135,152 [b]	5,323,637
Akamai Technologies	107,459 [a,b]	3,738,499
Amdocs	21,367 [a,b]	628,617
Amphenol, Cl. A	45,735	2,052,587
Analog Devices	46,315	1,471,428
Apple	35,451 [b]	5,935,915
Atheros Communications	23,437 [a,b]	703,110
Automatic Data Processing	112,105	4,697,199
BMC Software	38,370 [b]	1,381,320
Broadcom, Cl. A	29,855 [b]	814,743
Check Point Software Technologies	35,975 [b]	851,528
Ciena	29,242 [a,b]	677,537
Cisco Systems	139,959 [b]	3,255,446
Cognizant Technology Solutions, Cl. A	169,585 [a,b]	5,513,208
Concur Technologies	80,548 [a,b]	2,676,610
Corning	39,874	919,096
Dell	80,854 [b]	1,769,086
Dolby Laboratories, Cl. A	20,739 [b]	835,782
Electronic Arts	39,732 [b]	1,765,293
EMC	50,248 [b]	738,143
Fiserv	29,463 [b]	1,336,736
Google, Cl. A	9,350 [b]	4,922,027
Hewlett-Packard	45,712	2,020,928
Infosys Technologies, ADR	35,645	1,549,132
Intel	202,035	4,339,712
International Business Machines	32,686	3,874,272

The Portfolio 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Juniper Networks	50,479 [b]	1,119,624
KLA-Tencor	31,190 [a]	1,269,745
Logitech International	40,320 [b]	1,080,576
Maxim Integrated Products	39,108	827,134
McAfee	56,203 [b]	1,912,588
MEMC Electronic Materials	41,659 [b]	2,563,695
Microchip Technology	46,632 [a]	1,424,141
Microsoft	195,755	5,385,220
NetApp	150,909 [a,b]	3,268,689
Nintendo, ADR	7,952	560,725
NVIDIA	75,756 [b]	1,418,152
Oracle	183,823 [b]	3,860,283
QUALCOMM	116,112	5,151,889
Research In Motion	53,916 [b]	6,302,780
Salesforce.com	31,633 [a,b]	2,158,320
SAP, ADR	29,462 [a]	1,535,265
Sonus Networks	100,572 [a,b]	343,956
Texas Instruments	154,415	4,348,326
Trimble Navigation	131,700 [a,b]	4,701,690
Tyco Electronics	37,962	1,359,799
Varian Semiconductor
Equipment Associates	33,991 [a,b]	1,183,567
Visa, Cl. A	20,725	1,685,150
Western Union	67,137	1,659,627
		127,412,229
Telecommunication Services—7.2%
American Tower, Cl. A	84,042 [b]	3,550,774
AT & T	62,694	2,112,161
Crown Castle International	41,435 [b]	1,604,778
Fairpoint Communications	1,026 [a]	7,397
Metropcs Communications	108,867 [a,b]	1,928,035
Verizon Communications	54,476	1,928,450
		11,131,595
Total Common Stocks
(cost $149,191,090)		143,489,318

8

Other Investment—7.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,359,718)	11,359,718 [c]	11,359,718

Investment of Cash Collateral
for Securities Loaned—8.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,398,521)	13,398,521 [c]	13,398,521

Total Investments (cost $173,949,329)	108.7%	168,247,557
Liabilities, Less Cash and Receivables	(8.7%)	(13,522,027)
Net Assets	100.0%	154,725,530

ADR—American Depository Receipts
[a] All or a portion of these securities are on loan. At June 30, 2008, the total market value of the portfolio’s securities on loan is $12,850,141 and the total market value of the collateral held by the portfolio is $13,398,521.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Information Technology	82.3	Industrials	1.8
Money Market Investments	16.0	Exchange Traded Funds	1.4
Telecommunication Services	7.2		108.7

† Based on net assets.
See notes to financial statements.

The Portfolio 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $12,850,141)—Note 1(c):
Unaffiliated issuers	149,191,090	143,489,318
Affiliated issuers	24,758,239	24,758,239
Cash		106,991
Receivable for investment securities sold		729,276
Dividends and interest receivable		87,765
Receivable for shares of Beneficial Interest subscribed		34,952
Prepaid expenses		2,916
		169,209,457

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		100,100
Liability for securities on loan—Note 1(c)		13,398,521
Payable for investment securities purchased		790,199
Payable for shares of Beneficial Interest redeemed		135,724
Accrued expenses		59,383
		14,483,927

Net Assets ($)		154,725,530

Composition of Net Assets ($):
Paid-in capital		248,208,183
Accumulated undistributed investment income—net		190,949
Accumulated net realized gain (loss) on investments		(87,971,837)
Accumulated net unrealized appreciation
(depreciation) on investments		(5,701,765)

Net Assets ($)		154,725,530

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	72,629,478	82,096,052
Shares Outstanding	7,639,649	8,812,469

Net Asset Value Per Share ($)	9.51	9.32

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,131 foreign taxes withheld at source):
Unaffiliated issuers	581,516
Affiliated issuers	133,546
Income from securities lending	65,463
Total Income	780,525
Expenses:
Investment advisory fee—Note 3(a)	569,149
Distribution fees—Note 3(b)	95,728
Professional fees	22,722
Prospectus and shareholders’ reports	19,499
Custodian fees—Note 3(b)	16,056
Shareholder servicing costs—Note 3(b)	3,359
Trustees’ fees and expenses—Note 3(c)	1,278
Miscellaneous	7,991
Total Expenses	735,782
Less—waiver of fees due to
undertaking—Note 3(a)	(146,177)
Less—reduction in fees due to
earnings credits—Note 1(c)	(29)
Net Expenses	589,576
Investment Income—Net	190,949

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,590,386)
Net unrealized appreciation (depreciation) on investments	(18,842,638)
Net Realized and Unrealized Gain (Loss) on Investments	(21,433,024)
Net (Decrease) in Net Assets Resulting from Operations	(21,242,075)

See notes to financial statements.

The Portfolio 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income (loss)—net	190,949	(343,234)
Net realized gain (loss) on investments	(2,590,386)	43,073,495
Net unrealized appreciation
(depreciation) on investments	(18,842,638)	(18,547,115)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(21,242,075)	24,183,146

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,012,736	7,233,193
Service Shares	16,628,729	32,036,128
Cost of shares redeemed:
Initial Shares	(7,770,793)	(21,554,302)
Service Shares	(7,779,886)	(41,742,767)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	4,090,786	(24,027,748)
Total Increase (Decrease) in Net Assets	(17,151,289)	155,398

Net Assets ($):
Beginning of Period	171,876,819	171,721,421
End of Period	154,725,530	171,876,819
Undistributed investment income—net	190,949	—

Capital Share Transactions (Shares):
Initial Shares
Shares sold	314,672	698,630
Shares redeemed	(809,835)	(2,135,169)
Net Increase (Decrease) in Shares Outstanding	(495,163)	(1,436,539)

Service Shares
Shares sold	1,746,779	3,166,976
Shares redeemed	(821,998)	(4,048,694)
Net Increase (Decrease) in Shares Outstanding	924,781	(881,718)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in the portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolio’s financial statements.

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

Initial Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	10.83	9.44	9.05	8.72	8.68	5.75
Investment Operations:
Investment income (loss)—net [a]	.02	(.01)	(.00)[b]	(.02)	(.01)	(.03)
Net realized and unrealized
gain (loss) on investments	(1.34)	1.40	.39	.35	.05	2.96
Total from Investment Operations	(1.32)	1.39	.39	.33	.04	2.93
Net asset value, end of period	9.51	10.83	9.44	9.05	8.72	8.68

Total Return (%)	(12.19)[c]	14.72	4.31	3.78	.46	50.96

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[d]	.84	.85	.81	.85	.88
Ratio of net expenses
to average net assets	.65[d]	.77	.85[e]	.81[e]	.85[e]	.88
Ratio of net investment income
(loss) to average net assets [e]	.38[d]	(.08)	(.01)	(.21)	(.10)	(.42)
Portfolio Turnover Rate	68.02[c]	104.97	66.05	49.08	62.50	38.22

Net Assets, end of period
($ x 1,000)	72,629	88,083	90,322	78,753	94,397	102,441

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c]	Not annualized.
[d]	Annualized.
[e]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Portfolio 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2008
			Year Ended December 31,

Service Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	10.62	9.28	8.92	8.62	8.60	5.71
Investment Operations:
Investment income (loss)—net [a]	.01	(.03)	(.02)	(.04)	(.02)	(.05)
Net realized and unrealized
gain (loss) on investments	(1.31)	1.37	.38	.34	.04	2.94
Total from Investment Operations	(1.30)	1.34	.36	.30	.02	2.89
Net asset value, end of period	9.32	10.62	9.28	8.92	8.62	8.60

Total Return (%)	(12.24)[b]	14.44	4.04	3.48	.23	50.61

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[c]	1.09	1.11	1.06	1.10	1.13
Ratio of net expenses
to average net assets	.90[c]	1.02	1.11[d]	1.06[d]	1.10[d]	1.13
Ratio of net investment income
(loss) to average net assets	.13[c]	(.33)	(.25)	(.46)	(.24)	(.70)
Portfolio Turnover Rate	68.02[b]	104.97	66.05	49.08	62.50	38.22

Net Assets, end of period
($ x 1,000)	82,096	83,793	81,399	52,321	36,047	17,353

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Annualized.
[d]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Investment Portfolios (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company, currently offering four series,including the Technology Growth Portfolio (the “portfolio”).The portfolio is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The portfolio is a diversified series. The portfolio’s investment objective is to provide capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the portfolio’s investment adviser.

MBSC Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager served as the distributor of the portfolio’s shares, which are sold without a sales charge. The portfolio is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the distribution plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Portfolio 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifica-tions.The portfolio’s maximum exposure under these arrangements is unknown.The portfolio does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign cur-

16

rencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the portfolio’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	168,247,557	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	168,247,557	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

The Portfolio 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The portfolio has arrangements with the custodian and cash management banks whereby the portfolio may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the portfolio includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), a subsidiary of BNY Mellon and a Dreyfus affiliate, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at

18

least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or Letters of Credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2008, Mellon Bank earned $16,366 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the portfolio not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Portfolio 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the current year, the portfolio adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the portfolio for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the portfolio did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the portfolio did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The portfolio has an unused capital loss carryover of $83,664,067 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2007. If not applied, $32,057,973 of the carryover expires in fiscal 2009, $40,345,577 expires in fiscal 2010, $7,722,694 expires in fiscal 2011 and $3,537,823 expires in fiscal 2012.

NOTE 2—Bank Line of Credit:

Effective May 1, 2008, the portfolio participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes. Interest is charged to the portfolio based on prevailing market rates in effect at the time of borrowing. Prior to May 1, 2008, the portfolio participated with other

20

Dreyfus-managed funds in a $100 million unsecured line of credit. During the period ended June 30, 2008, the portfolio did not borrow under the line of credit.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Advisory Agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the portfolio’s average daily net assets and is payable monthly.

The Manager has agreed, from January 1, 2008 to May 1, 2009, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class, exclusive of taxes, Rule 12b-1 fees, brokerage fees, extraordinary expenses, interest on borrowings and extraordinary expenses, exceed .65% of the value of the average daily net assets of their class. During the period ended June 30, 2008, the Manager waived receipt of fees of $146,177, pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2008, Service shares were charged $95,728 pursuant to the Plan.

The portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the portfolio. During the period ended June 30, 2008, the portfolio was charged $221 pursuant to the transfer agency agreement.

The Portfolio 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The portfolio compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to portfolio subscriptions and redemptions. During the period ended June 30, 2008, the portfolio was charged $29 pursuant to the cash management agreement.

The portfolio compensates Mellon Bank under a custody agreement for providing custodial services for the portfolio. During the period ended June 30, 2008, the portfolio was charged $16,056 pursuant to the custody agreement.

During the period ended June 30, 2008, the portfolio was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of:investment advisory fees $100,245, Rule 12b-1 distribution plan fees $17,690, custodian fees $7,821, chief compliance officer fees $2,820 and transfer agency per account fees $67, which are offset against an expense reimbursement currently in effect in the amount of $28,543.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 2008, amounted to $100,205,316 and $99,363,248, respectively.

The portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions.When executing forward currency exchange contracts, the portfolio is obligated to buy or sell a foreign currency at a specified rate

22

on a certain date in the future.With respect to sales of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The portfolio realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the portfolio would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The portfolio realizes a gain if the value of the contract increases between those dates.The portfolio is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At June 30, 2008, there were no forward currency exchange contracts outstanding.

At June 30, 2008, accumulated net unrealized depreciation on investments was $5,701,772, consisting of $5,350,137 gross unrealized appreciation and $11,051,909 gross unrealized depreciation.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15,2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Portfolio 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the portfolio by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

24

For More Information

Telephone 1-800-554-4611 or 516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the portfolio uses to determine how to vote proxies relating to portfolio securities, and information regarding how the portfolio voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 13, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 13, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5